TRANSAMERICA AXIOMSM NY VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA BNY
By
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Sales of this Policy were discontinued for new purchasers effective April 30, 2013.
This prospectus describes information You should know before You purchase a Transamerica AxiomSM NY Variable Annuity variable annuity. The prospectus describes a contract between each Owner and joint Owner (“You”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company” ). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows You to allocate Your premium payments among the Fixed Account (if available) and the underlying fund portfolios.
This prospectus and the underlying fund prospectuses give You important information about the policies and the underlying fund portfolios. Please read them carefully before You invest and keep them for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long-term investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if You are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to Your Policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Prospectus Date: May 1, 2024

ii

TABLE OF CONTENTS continued
APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS___________	88
APPENDIX
PAM METHOD TRANSFERS____________	93
APPENDIX
Hypothetical Adjusted withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders _________________________	96
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® rider__	100
iii

GLOSSARY OF TERMS
Accumulation Unit- An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Administrative Office- Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 6400 C Street SW, Cedar Rapids, IA 52499, (800)525-6205.
Annuitant- The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization)- When You switch from the Accumulation Period to the income phase and we begin to make annuity payments to You (or Your designee).
Annuity Commencement Date- The date upon which annuity payments are to commence.
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Assumed Investment Return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Cash Value- The Policy Value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
Code- The Internal Revenue Code of 1986, as amended.
Fixed Account- One or more Investment Options under the Policy that are part of the Company's general assets and are not in the Separate Account.
Free Amount - The amount that can be withdrawn each year without incurring any surrender charges.
Fund Facilitation Fee- A fee we charge in order to make certain Portfolio Companies available as Investment Options under the Policy. This may also be referred to as a Platform Charge.
Guaranteed Lifetime Withdrawal Benefit- Any optional benefit under the Policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
Guaranteed Period Options- The various guaranteed interest rate periods of the Fixed Account which the Company may offer and into which premium payments may be paid or amounts transferred.
Investment Option(s) - The Subaccounts and the Fixed Account.
Investment Restrictions - The requirement of the Owners to invest in certain underlying fund portfolios, as required by certain optional riders.
Owner (You, Your)- The person who may exercise all rights and privileges under the Policy.
Policy- The Transamerica AxiomSM NY Variable Annuity, an individual deferred, flexible premium variable annuity. Also referred to as the contract.
Policy Date- The date shown on the Policy data page attached to the Policy and the date on which the Policy becomes effective.
Policy Value- On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
●
premium payments; minus
●
gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes on the withdrawal)); plus
●
interest credited in the Fixed Account; plus
●
accumulated gains in the Separate Account; minus
●
accumulated losses in the Separate Account; minus
●
service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year- A Policy Year begins on the Policy Date and on each anniversary thereafter.
Portfolio Company(ies)- The investment company(ies) made available as Investment Options under the Policy. Also referred to as underlying fund portfolios.

Separate Account- Separate Account VA BNY, a Separate Account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.
Separate Account Value- The portion of the Policy Value that is invested in the Separate Account.
Subaccount- A subdivision within the Separate Account, the assets of which are invested in a specified Underlying Fund Portfolio.
Valuation Period- The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.
Written Notice - Written Notice, signed by the Owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

important INFORMATION you should consider about the policy
	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawal
If You withdraw money during a specified number of Policy Years following each premium payment, You may be assessed a surrender charge.
The surrender charge is assessed for 5 years with a maximum of 5%.
Axiom NY with the Access rider eliminates all surrender charges.
For example, if You make an early withdrawal, You could pay a surrender charge on a $100,000 investment of up to $5,000.
Annuity Policy Fee Tables and Expense Examples Transaction Expenses – Surrender Charges Access to Your Money -Surrenders
Transaction Charges
In addition to surrender charges, You also may be assessed a transfer fee and special services fee.
Transfer Fee. We reserve the right to charge for transfers among Investment
Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
Special Service Fee. We reserve the right to deduct a $50 charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies. For policies issued prior to May 1, 2015, the special services fee may be up to $25.
Annuity Policy Fee Tables and Expense Examples Expenses – Transaction Expenses

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Portfolio Companies Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	1.15%	3.35%
	Portfolio Company (fund fees and expenses)[2]	0.54%	1.45%
	Optional Benefit Expenses (if elected)	0.20%[1]	2.50%[3]
1 As a percentage of average Separate Account Value.
2 As a percentage of Portfolio Company assets.
3 As a percentage of the Withdrawal Base.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,729	Highest Annual Cost $5,307
	Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No optional benefits ●No sales charges ●No additional purchase payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy.			Principal Risks of Investing in the Policy
Not a Short-Term Investment
This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for several years under the Policy. Surrender charges will reduce the value of Your Policy if You withdraw money during that time.
The benefits of tax deferral and living benefit protection also means the
Policy is more beneficial to investors with a long-term time horizon.
Principal Risks of Investing in the Policy Transaction Expenses - Surrender Charges Tax Information

	RISKS	Location in Prospectus
Risks Associated with Investment Options
●An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy.
●Each Investment Option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Portfolio
Companies before making an investment decision.
Principal Risks of Investing in the Policy Investment Options Appendix: Portfolio Companies Available Under the Policy
Insurance Company Risks
Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Financial Life Insurance
Company, including our financial strength ratings, is available by visiting
transamerica.com or by calling toll-free (800)525-6205.
Principal Risks of Investing in the Policy Transamerica Financial Life Insurance Company Financial Condition
	RESTRICTIONS	Location in Prospectus
Investments
●We reserve the right to impose a charge for transfers in excess of 12 transfers per Policy Year.
●We reserve the right to limit transfers in circumstances of large or frequent transfers.
●The Fixed Account option may not be available for investment depending on when You applied for Your Policy and when it was issued.
●We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.
Transaction Expenses Investment Option – Transfers Market Timing and Disruptive Trading
Optional Benefits
●Certain optional benefits limit or restrict the Investment Options that
You may select under the Policy. We reserve the right to change these restrictions in the future.
●Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●We reserve the right to stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.
●In some cases, a benefit may not be available through all financial intermediaries or all states. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Investment Restrictions Benefits Available Under the Policy Optional Benefit Riders

	TAXES	Location in Prospectus
Tax Implications
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
●If You purchase the Policy as an individual retirement account or through a tax qualified plan, You do not get any additional tax benefit.
●You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if
You take a withdrawal before age 59 ½.
Tax Information
	CONFLICT OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Policy to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica
Capital, Inc. (“TCI”) is the principal underwriter and may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Policies
Exchanges
If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy you already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.
Exchanges and/or Reinstatements

Overview of the policy
Purpose
The Transamerica AxiomSM NY Variable Annuity is a variable annuity Policy. You can use the Policy to accumulate assets for retirement or other long-term financial planning purposes. The amount of money You are able to accumulate in Your Policy depends upon the performance of Your investment options. The Policy also offers a death benefit to protect Your designated beneficiaries.
This Policy may not be appropriate for people who do not have a long-term investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading.
Who the Policy is Appropriate For
The Policy is designed for investors who intend to accumulate assets for retirement or other long-term financial planning best suited for those with a long-term investment horizon. Although You have the ability to make partial withdrawals and/or surrender the Policy at any time during the accumulation phase, the Policy should not be viewed as a highly liquid investment. In that regard, withdrawals taken in the near term can result in Your being assessed a surrender charge, which can be a significant amount. In addition, if You participate in certain optional benefits, withdrawals can markedly reduce the benefit’s value. Finally, failure to hold the Policy for the long-term would mean that You lose the opportunity for the performance of Your chosen investment options to grow on a tax-deferred basis. Thus, the Policy’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the Policy, has a long-term investment horizon, and has purchased the Policy for retirement purposes or other long-term financial planning purposes.
Share Classes
Two different Share Classes are sold under the Policy - Axiom NY and Axiom NY with the Access Rider. The Axiom NY features a five year surrender charge period and a base Separate Account annual expense of 1.15%. The Axiom NY with the Access Rider eliminates surrender charges and has a base Separate Account annual expense of 1.35%.
Phases of the Policy
The Policy has two phases: (1) an accumulation (or savings) phase and (2) and annuity (or income) phase.
Accumulation Phase. To help You accumulate assets during the accumulation phase, You can invest Your Premium payments and Policy Value in:
●
Underlying fund portfolios available under the Policy, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and
●
The Fixed Account option, which offers a guaranteed interest rate during a selected period.
A list of Portfolio Companies in which You can invest is provided in an Appendix to this Prospectus. See Appendix - Portfolio Companies Available Under the Policy.
Annuity Phase. You can elect to Annuitize Your Policy and turn Your Policy Value into a stream of income payments called annuity payments. When You Annuitize Your Policy, the accumulation phase ends, and You will no longer be able to withdraw money from Your Policy. Any guaranteed benefits You elected will terminate without value.
You can choose from among several Annuity Payment Options, including those guaranteeing payments for life and/or for a fixed time period. If You choose income for a specified period, life income with 10 years certain, life income with guaranteed return of Policy proceeds, or income of a specified amount, and the person receiving annuity payments dies prior to the end of the guaranteed period, then the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
Primary Features and Options of the Policy
Type of Policy. Transamerica AxiomSM NY Variable Annuity Policy is a flexible premium deferred variable annuity Policy. It is a “deferred” annuity because You defer taking annuity payments during the accumulation phase. It is a “flexible premium” annuity because You are generally not required to make any premium payments in addition to the initial minimum premium payment. The Policy is “variable” because its value can go up or down based on the performance of the Investment Options You choose. The Policy is available as a non-qualified or qualified Policy. The tax treatment of Your Policy may impact the benefits, as well as fees and charges under Your Policy.

Accessing Your Money. Before You Annuitize, You can withdraw money from Your Policy at any time. If You take a withdrawal, You may be subject to a negative Excess Interest Adjustment and/or have to pay a surrender charge and/or income taxes, including a tax penalty if You are younger than age 59½.
Tax Treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefits. The Policy includes, at no additional cost, a default death benefit that will pay Your designated beneficiaries at least the Policy Value. You can purchase a guaranteed minimum death benefit for an additional fee, which may increase the amount of money payable to Your designated beneficiaries upon Your death.
Optional Living Benefits. For an additional fee, You may have purchased one of several Guaranteed Lifetime Withdrawal Benefits, which are designed to provide a guaranteed level of withdrawals from Your Policy, regardless of investment performance.
Optional Access Rider. For an additional fee, You can eliminate surrender charges.
Additional Services. At no additional charge, You may select the following additional services:
●
Dollar-Cost Averaging. This service allows You to automatically transfer amounts between certain Investment Options on a monthly basis.
●
Asset Rebalancing. This service automatically reallocates Your Policy Value among Your Investment Options on a periodic basis to maintain Your standing allocation instructions.
●
Systematic Payout Options. This service allows You to receive regular automatic withdrawals from Your Policy either on a monthly, quarterly, semi-annual and annual basis.
●
Electronic Transactions. This service allows You to make certain transactions by electronic means with the appropriate authorization from You.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES
The following table describes the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to Your Policy specification page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender or make withdrawals from the Policy, or transfer Cash Value between Investment Options.
Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)	5%
Transfer Fee(2)	$10
Special Service Fee(3)	$25
The next section describes the fees and expenses that you will pay each year during the time that You own the Policy, not including portfolio fees and expenses.
Annual Contract Expenses:
Annual Service Charge(4)	$35 per policy
Base Contract Expenses (as a percentage, annually, of average Separate Account Value)(5):	1.15%
Fund Facilitation Fee	0.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Access Rider	0.20%
Maximum Fees
Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available(6):
Retirement Income Max® rider (annual charge - a % of withdrawal base):* (for riders issued on or after May 1, 2017)	2.50%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit (Single Life Option)*	0.55%
Death Benefit (Joint Life Option)*	0.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up discussion for each applicable optional benefit. Your rider fee percentage will not be more than 0.75% greater than the current rider fee percentage in effect when You purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at sec.gov (File Number 333-187920).

Maximum Fee and Current Fees:
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available:
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued December 12, 2011 to April 30, 2017)	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available:
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)	1.75%	1.00%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued before May 1, 2014)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
Retirement Income Choice® rider - Single Life Option: (annual charge - a % of withdrawal base)	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.25%	0.25%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider - Single Life Option (annual charge - a % of withdrawal base):	2.40%	1.65%(1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider - Joint Life Option (annual charge - a % of withdrawal base):	2.40%	1.65%(1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider:
Death Benefit	0.20%	0.20%
Retirement Income Choice® 1.4 rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%

	Maximum	Current
Additional Benefits available with the Retirement Income Choice® 1.4 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Retirement Income Choice® 1.2 rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
Notes to Fee Table
Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how Policy Value is allocated among the Investment Options. The surrender charge decreases based on the number of years since that premium payment was made.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each Policy, regardless of how Policy Value is allocated among the Investment Options. There is no fee for the first 12 transfers per Policy Year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Services Fees:
We may deduct a charge for special services, including overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will; not exceed the maximum Special Service Fee shown above.
4) Annual Service Charge:
The annual service charge is assessed per Policy on each Policy anniversary. The charge is waived if your Policy Value, or the sum of your premiums less all partial surrenders, is at least $50,000.
Annual Contract Expenses:
5) Base Contract Expenses:
Base contract expenses consist of the Mortality & Expense Risk Fee and Administrative Fee.
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Fund Facilitation Fee: Any Fund Facilitation Fee is a Separate Account expense in addition to the mortality and expense risk and administrative fees. This daily fee is applied only to Policy Value in the Subaccounts invested in the following Portfolio Companies:

Portfolio Companies	Annualized Fee %
American Funds - Asset Allocation FundSM - Class 2 American Funds - Growth FundSM - Class 2 American Funds - Growth-Income FundSM - Class 2 American Funds - International FundSM - Class 2 American Funds - The Bond Fund of AmericaSM - Class 2	0.30%
AB Balanced Hedged Allocation Portfolio - Class B State Street Total Return V.I.S. Fund - Class 3	0.20%
Franklin Allocation VIP Fund - Class 4 TA MSCI EAFE Index - Service Class TA S&P 500 Index - Service Class	0.15%
We charge a Fund Facilitation Fee in order to make certain Portfolio Companies available as investment choices under the policies. We apply the fee to Portfolio Companies that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Portfolio Companies that we specify.
Optional Benefit Separate Account Expenses: Any optional Separate Account expense is in addition to the mortality and expense risk and administrative fees.
Access Rider: The fee is a percentage of the daily net asset value in the separate account.
OPTIONAL RIDERS
In some cases, riders to the Policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available
Living Benefits Rider: The annual fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the Policy Value. After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the Policy Value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Base Benefit rider, Retirement Income Choice® 1.4 rider and Retirement Income Choice® 1.2 rider - base benefit: The fee is a percentage of the withdrawal base. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent withdrawal base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Benefit rider, Retirement Income Choice® 1.4 rider or Retirement Income Choice® 1.2 rider with the following option - Death Benefit. The charge for this option is a percentage of the withdrawal base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) and the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) and the Death Benefit (Single Life Option).

Annual Portfolio Company Expenses:
The next section shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses may be found under Appendix - Portfolio Companies Available Under the Policy.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fees if applicable and other expenses	0.54%	1.45%
Expenses that are deducted from Portfolio Company asset, including management fees, 12b-1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursement	0.54%	1.41%
Expense Examples(1):
The following Examples are intended to help You compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Owner transaction expenses, annual Policy expenses, and annual Portfolio Company operating expenses.
The Examples assume that you invest $100,000 in the Policy for the time periods indicated. The Examples also assume that Your Policy has a 5% return each year and assumes the most expensive combination of annual Portfolio Company expenses and optional benefits available for an additional charge. This includes the highest Portfolio Company Expenses (including Fund Facilitation Fee, if applicable), Annual Step-Up Death Benefit and Retirement Income Choice® 1.6 rider - Joint Life Option with additional Death Benefit. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If the Policy is surrendered at the end of the applicable time period (without Access Rider):
1 Year	$10,349
3 Years	$20,628
5 Years	$31,432
10 Years	$64,486
If the Policy is Annuitized at the end of the applicable time period or if You do not surrender Your Policy (without Access Rider):
1 Year	$5,849
3 Years	$17,928
5 Years	$30,532
10 Years	$64,486
If the Policy is surrendered at the end of the applicable time period (with Access Rider):
1 Year	$6,045
3 Years	$18,492
5 Years	$31,429
10 Years	$66,036
If the Policy is Annuitized at the end of the applicable time period or if You do not surrender Your Policy (with Access Rider):
1 Year	$6,045
3 Years	$18,492
5 Years	$31,429
10 Years	$66,036
(1)Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples. Expense Examples: The Examples don't reflect special service fees or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the Policy.

Principal Risks of Investing in the Policy
There are risks associated with investing in the Policy. You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend primarily on the performance of the underlying fund portfolios You select. Each underlying fund portfolio may have its own unique risks.
Variable annuities are not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should only be purchased for the long-term. Under some circumstances, You may receive less than the sum of Your premium payments. In addition, full or partial withdrawals will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Policy. Additional information about these risks appears in the Tax Information section of this prospectus.
Risks Of An Increase In Current Fees And Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Investment Risk. You bear the risk of any decline in the Policy Value caused by the performance of the underlying fund portfolios held by the Subaccounts. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying fund. This risk could have a significant negative impact on the value of certain optional benefits offered under the Policy. The investment risks are described in the prospectuses for the underlying funds.
Investment Restrictions – Opportunity Risks. Generally, the living benefit riders offered under the Policy restrict Your choice of available underlying fund portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the riders from our own assets. These restrictions could result in an opportunity cost – in the form of underlying fund portfolios that You did not invest in that ultimately generated superior investment performance. Thus, You should consider these underlying fund portfolio restrictions when deciding whether to elect an optional benefit that features such restrictions.
Risk Associated With Election of Optional Benefits. Several of the optional benefits include a host of requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If You fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that You will pay fees for the optional benefit without fully realizing the guarantees available under the optional benefit. For example, such would be the case if You were to hold a Guaranteed Lifetime Withdrawal Benefit for many years yet die sooner than anticipated, without having taken a significant number of lifetime withdrawals.
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Policy. To the extent that the Company is required to pay amounts in addition to the Policy Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Policy, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

For additional detail regarding cybersecurity and related risks, please reference the Cyber Security section in the Statement of Additional Information.
Business Continuity
Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Transamerica financial life insurance company, The separate account, and portfolio companies
Transamerica Financial Life Insurance Company
Transamerica Financial Life Insurance Company, located at 6400 C Street SW, Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy.
We are engaged in the sale of life insurance and annuity policies. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 as Zurich Life Insurance Company and is licensed in the District of Columbia and all states. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon Ltd., the securities of which are publicly traded. Aegon Ltd., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition of the Company
We pay benefits under Your Policy from our general account assets and/or from Your Policy Value held in the Separate Account. It is important that You understand that benefit payments are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for Your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. For more information see The Separate Account below.
Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the Fixed Account, which are supported by the assets in our general account. Any guarantees under a Policy that exceed Policy Value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it. For more information see The Fixed Account.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of general account reserves in order to meet all the contractual obligations to our Owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we monitor our reserves so that we hold sufficient amounts to cover actual or expected Policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain benefits of the variable insurance products that we offer to allocate premium payments and Policy Value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our Policy Owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the Separate Account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our Owners are available on our website https://www.transamerica.com/why-transamerica/financial-strength, and the websites of these nationally recognized statistical ratings organizations – https://www.ambest.com/home/default.aspx, https://www.moodys.com/ and https://www.spglobal.com/ratings/en/.
The Separate Account
The Company established a Separate Account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The Separate Account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the Separate Account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to the Company's other income, gains or losses.
The assets of the Separate Account are held in the Company's name on behalf of the Separate Account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The Separate Account may include other Subaccounts that are not available under these policies.
The Underlying Funds
At the time you purchase your Policy, you may allocate your premium to Subaccounts. These are subdivisions of our Separate Account, an account that keeps your Policy assets separate from our company assets. The Subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see Appendix - Portfolio Companies Available Under the Policy for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including Investment Options, and have fees and charges, that are different from those in the Policy offered by this prospectus. Not every Policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue Age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this Policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount. Accordingly, it is possible for a small number of Owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large Policy Values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Shares owned by the insurance company and its affiliates will also be proportionately voted.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
THE ANNUITY POLICY
This prospectus describes the Transamerica AxiomSM NY Variable Annuity policy offered by the Company.
An annuity is a contract between You (the Owner) and an insurance company (in this case the Company), where the insurance company promises to pay You an income in the form of annuity payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. Until the Annuity Commencement Date, Your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means You generally are not taxed until You take money out of Your annuity. After You Annuitize, Your annuity switches to the income phase.
The Policy is a flexible premium deferred variable annuity. You can use the Policy to accumulate assets for retirement or other long-term financial planning purposes. Your individual investment and Your rights are determined primarily by Your own Policy.
The Policy is a “flexible premium” annuity because after You purchase it, You can generally make additional premium payments of $50 or more until the Annuity Commencement Date. You are not required to make any additional premium payments.
The Policy is a “variable” annuity because the value of Your Policy can go up or down based on the performance of Your Subaccounts. If You invest in the Separate Account, the amount of money You are able to accumulate in Your Policy during the accumulation phase depends upon the performance of Your Subaccounts. You could lose the amount You allocate to the Separate Account. The amount of annuity payments You receive from the Separate Account during the income phase also depends upon the investment performance of Your Subaccounts.
The Policy also contains a Fixed Account. The Fixed Account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that You select.
Do not purchase this Policy if You plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your Policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this Policy, You represent and warrant that You are not using the Policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

PURCHASE
Policy Issue Requirements
The Company will not issue a Policy unless:
●
the Company receives in good order (See Sending Forms and Transaction Requests in Good Order) all information needed to issue the Policy;
●
the Company receives in good order (at our Administrative Office) a minimum initial premium payment;
●
the Annuitant, Owner, and any joint Owner are age 85 or younger (the limit may be lower for qualified policies);
●
the Owner and Annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the Policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a Policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, Your premium payment must be received within 90 days of the Policy Date or Your Policy will be canceled. We will credit Your initial premium payment to Your Policy within two business days after the day we receive it and Your complete Policy information in good order. If we are unable to credit Your initial premium payment, we will contact You or Your financial intermediary, if applicable, within five business days and explain why. We will also return Your initial premium payment at that time unless You instruct us to hold it and credit it within two business days after Your information is both complete and in good order.
The date on which we credit Your initial premium payment to Your Policy is generally the Policy Date. The Policy Date is used to determine Policy Years, Policy months and Policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the Policy is suitable for You). Any such delays will affect when Your Policy can be issued and Your premium allocated among Your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, You can generally make additional premium payments as often as You like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to Your Policy as of the business day we receive Your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of a regular business session of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-business days or after our close of business on business days will receive next-day pricing. See Sending Forms and Transaction Requests in Good Order.

Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate. If You do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When You purchase a Policy, we will allocate Your premium payment to the investment choices You select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless You request a different allocation. You could lose the amount You allocate to the Subaccounts.
If You allocate premium payments to the Dollar Cost Averaging program, (if it is available), You must give us instructions regarding the Subaccount(s) to which transfers are to be made or we cannot accept Your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect Your Policy Value to change from Valuation Period to Valuation Period. A Valuation Period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
INVESTMENT OPTIONS
The Transamerica AxiomSM NY Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding Subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the Appendix - Portfolio Companies Available Under the Policy.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which can be found at http://dfinview.com/Transamerica/TAHD/89353J682?site=VAVUL. You should read the prospectuses for the underlying fund portfolios carefully before You invest.
In addition, information regarding each underlying fund portfolio, including (i) its name (ii) its investment objective (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix - Portfolio Companies Available Under the Policy. Each underlying fund portfolio has issued a prospectus that contains more detailed information about its investment holdings, including a description of investment risks. You may obtain a free copy of the underlying fund portfolio prospectuses by contacting our Administrative Office at (800)525-6205 or by visiting our website at http://dfinview.com/Transamerica/TAHD/89353J682?site=VAVUL.
Note: If You received a summary prospectus for any of the underlying fund portfolios listed in Appendix - Portfolio Companies Available Under the Policy, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its Statement of Additional Information.

Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of Cash Value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from Owners. We have included the Transamerica Series Trust (“TST” ) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If You elect a Guaranteed Lifetime Withdrawal Benefit rider, as discussed later in this prospectus, we require You to allocate Your Policy Value to designated Investment Options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated Investment Options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section for information regarding the potential impact of volatility control strategies on the value of the Guaranteed Lifetime Withdrawal Benefit riders.
Designated Investment Options, including those that invest in fund portfolios with volatility control strategies, are also available to contract Owners who do not elect a Guaranteed Lifetime Withdrawal Benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit Your full participation in market gains and ability to maximize potential growth of Your Policy Value.
You are responsible for choosing the Subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance. Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making Your investment selections, we encourage You to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to You, including each underlying fund portfolio's prospectus, Statement of Additional Information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After You select underlying fund portfolios for Your initial premium payment, You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.
You bear the risk of any decline in the Cash Value of Your Policy resulting from the performance of the underlying fund portfolios You have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the Separate Account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any Subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of Subaccounts You are invested in at any one time.
If You elect certain optional riders, You will be subject to Investment Restrictions. In the future, we may change the Investment Restrictions.
Not all Subaccounts may be available for all policies, in all states, or through all financial intermediary firms.

Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the Separate Account and its Investment Options. We reserve the right to eliminate the shares of any portfolio held by a Subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio. To the extent required by applicable law, substitutions of shares attributable to Your interest in a Subaccount will not be made without prior notice to You and prior regulatory approval. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of Your requests.
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Each additional Subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more Subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is closed, we will notify You and request a reallocation of the amounts invested in the closed Subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated Subaccount will be re-allocated to the remaining available Investment Options according to the investment allocation instructions You previously provided. If Your previous investment allocation instructions do not include any available Investment Options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed Subaccount will be excluded from any future rebalancing. The value of the closed Subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages You requested. As You consider Your overall investment strategy within Your annuity, You should also consider whether or not to re-allocate the value remaining in the closed Subaccount to another Investment Option. If You decide to re-allocate the value of the closed Subaccount, You will need to provide us with instructions. Under certain situations involving Annuitizations (e.g., Policy reached maximum Annuity Commencement Date) if an Investment Option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other Investment Options You have purchased Accumulation Units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an Investment Option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current Investment Options You have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the Separate Account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other Separate Accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the Separate Account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of Owners or other persons who have voting rights as to the Separate Account, (3) create new Separate Accounts, (4) add new Subaccounts to or remove existing Subaccounts from the Separate Account, or combine Subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a Subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to You and unless You otherwise instruct us, we will:
1)
Re-allocate any Policy Value in the liquidated underlying fund portfolio to the money market Subaccount or a Subaccount investing in another underlying fund portfolio designated by us; and
2)
If You are using an automated transfer feature such as the Rebalancing program or Dollar Cost averaging with the Subaccount for the portfolio, You should contact us immediately to make alternate arrangements. If you do not make alternate arrangements before the closure date, any subsequent allocations to the Subaccount for the portfolio will be directed to the Money Market Subaccount.
We reserve the right, subject to compliance with applicable law, to make certain changes to the Separate Account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any Subaccount for shares of a different portfolio. We will not add, delete or substitute any Underlying Fund Portfolio shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

The Fixed Account
Premium payments allocated and amounts transferred to the Fixed Account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the Fixed Account will always be available for investment, we do guarantee that the interest credited to the Fixed Account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in that Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another Investment Option by giving us notice within 30 days before the end of the expiring guaranteed period.
We also guarantee that upon full surrender your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable non-forfeiture law at the time the Policy is issued.
If you select the Fixed Account, your money will be placed with our other general assets. The amount of money You are able to accumulate in the Fixed Account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase. The interest credited as well as principal invested in the Fixed Account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the Fixed Account.
Transfers
During the accumulation phase, you may make transfers to or from any Investment Option within certain limitations.
Transfers out of a Guaranteed Period Option of the Fixed Account are limited to the following:
●
Transfers at the end of a guaranteed period.
●
Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
In general, each transfer from a Subaccount must be at least $500, or the entire Subaccount value if less than $500. Transfers of interest from a Guaranteed Period Option of the Fixed Account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-business days or after our close of business on business days will get next-day pricing. See Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any Policy Year may apply. We reserve the right to prohibit transfers to the Fixed Account.
During the income phase, You may transfer values out of any Subaccount; however, You cannot transfer values out of the Fixed Account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the Subaccount from which the transfer is being made.
Transfers made by electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Electronic Transactions.
Investment Restrictions
If You elect certain optional riders, You will be subject to Investment Restrictions requiring You to invest in certain underlying fund portfolios, known as designated Investment Options. In the future, we may change the Investment Restrictions. Among other things, changes that may only impact new allocations include: closing certain optional riders to further contributions; closing Investment Options to new premium or reallocations; and/or adding more conservative Investment Options. Among other things, changes that may require You to reallocate Your investment include: substituting certain Investment Options; reducing the number of Investment Options available (possibly to a single option); and/or liquidating Investment Options. We will not add, delete or substitute any underlying fund portfolio shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Please reference Addition, Deletion, or Substitution of Investment Options for further information.
One or more of the underlying fund portfolios that may be designated Investment Options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit Your participation in market gains; this may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. Our requirement to invest in accordance with certain Investment Options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy Value and the benefits under the riders. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other Investment Options are available under the riders that do not invest in underlying fund portfolios that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity Policy was not designed to accommodate market timing or facilitate frequent or large transfers among the Subaccounts or between the Subaccounts and the Fixed Account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect You, other Owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a Subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain Subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if You intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among Subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine You or anyone acting on Your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that Your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature sent to us only by U.S. mail. We may also restrict the transfer privileges of others acting on Your behalf, including Your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any Owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some Owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by Owner or persons engaged in trading on behalf of Owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller underlying fund portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances; we may change the maximum dollar amount of permitted transfers quickly and without notice.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, Policy Owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact You in the event this occurs.
Please note: If You engage a third party investment adviser for asset allocation services, then You may be subject to these transfer restrictions because of the actions of Your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer Your variable annuity Policy to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge You for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
●
impose redemption fees on transfers; or
●
expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
●
provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a preventative transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is possible that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable Investment Options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such Owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other Owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on Owners engaging in market timing or disruptive trading among the Investment Options under the variable insurance product. In addition, we may not honor transfer requests if any variable Investment Option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. We do not monitor transfer requests for compliance with the frequent trading policies and procedures of the respective underlying fund portfolios.
We are required to provide to an underlying fund portfolio or its payee certain information about the trading activity of individual Owners. We may be required to restrict or prohibit further purchases or transfers by specific Owners or persons acting on their behalf, if identified by an underlying fund portfolio as violating frequent trading policies.
Please read the underlying fund portfolio prospectus for information about restrictions on transfers.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and Separate Accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance products. The omnibus nature of these orders may limit the fund portfolio companies' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other Owners of underlying fund portfolio shares, as well as the Owners of all of the variable annuity or life insurance policies, including ours, whose variable Investment Options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing Your request.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.
There are charges and expenses associated with your Policy that reduce the return on your investment in the Policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Transaction Expenses
Surrender Charges
During the accumulation phase, you can surrender part or all of the Cash Value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to the greater of (i) 10% of your premium payments or (ii) any gains in the Policy each year free of surrender charges. This amount is referred to as the Free Amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this Free Amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0–1	5%
1–2	4%
2–3	3%
3–4	2%
4–5	1%
more than 5	0%
For example, assume Your premium is $100,000 and Your Policy Value is $106,000 at the beginning of the second Policy Year and You surrender $30,000. Since that amount is more than Your surrender charge free amount ($10,000), You would pay a surrender charge of $800 on the remaining $20,000 [4% of ($30,000 - $10,000)].
Likewise, assume Your Policy Value is $80,000 (premium payments $100,000) at the beginning of the second Policy Year and You surrender Your Policy. You would pay a surrender charge of $3,600 [4% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge from Your remaining Policy Value. You receive Your Cash Value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase the policy. There is an extra charge for this rider. See “Access Rider”.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the Policy Value when such taxes are due to the applicable taxing authority, You begin receiving annuity payments, You surrender the Policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the Policy for any taxes we incur because of the Policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown in the Fee Table.
Transfer Fee
You are generally allowed to make 12 free transfers per Policy Year before the Annuity Commencement Date. If You make more than 12 transfers per Policy Year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of Your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers, but reserve the right to do so in the future.

Base Contract Expenses
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the Policy. This fee is assessed daily based on the net asset value of each Subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the Policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the Policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the Policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each Subaccount during both the accumulation phase and the income phase.
Annual Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the Policy Value) is charged on each Policy anniversary. The service charge is waived if your Policy Value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Fund Facilitation Fee
We charge a Fund Facilitation Fee in order to make certain Portfolio Companies available as Investment Options under the policies. We apply the fee to Portfolio Companies that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Portfolio Companies that we specify.
Access Rider
If you elect the Access Rider, there is a daily rider fee at an annual rate of 0.20% of the daily net asset value in the separate account.
Optional Benefits
If You elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each Subaccount and for others it is deducted from each Investment Option in proportion to the amount of Policy Value in each Investment Option. Please refer to the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and Optional Benefit Riders section for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each Subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular Policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your Policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
● Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as Investment Options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.55% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying fund portfolios for more information).
● Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying fund portfolios for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under Your Policy:
Incoming Payments to the Company and/or TCI
Underlying Fund Portfolio	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.55%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS® VARIABLE INSURANCE TRUST	0.50%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the Subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on assets invested in Subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2023 we received approximately $12.3 million in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate that the amounts will decline in 2023.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in shares are held by the Subaccounts of the Company and its affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
●
may directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
●
may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
●
may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2023, TCI and its affiliates received revenue sharing payments from asset managers including Rothschild ● Thompson Siegel and Walmsley ● Aegon Asset Managment ● BlackRock ● Fidelity Investments ● Franklin Templeton ● J.P. Morgan Asset Management ● Janus Henderson ● Madison Investments ● Milliman Financial Risk Management ● PGIM Quantitative Solutions ● PineBridge ● Systematic Financial ● Wellington ● PIMCO ● T. Rowe Price and Goldman Sachs in the amount of $550,000.00 to participate in TCI sponsored events.
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
general description of the policy
Ownership
You, as Owner of the Policy, exercise all rights under the Policy. You can generally change the Owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on Your ability to change the ownership of a qualified Policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The Owner may change the designated beneficiary by sending us Written Notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the Owner may then designate a new beneficiary.) We will not be liable for any payment made before the Written Notice is received in our Administrative Office. If more than one beneficiary is designated, and the Owner fails to specify their interests, they will share equally. If, upon the death of the Annuitant, there is a surviving Owner (s), then the surviving Owner (s) automatically takes the place of any beneficiary designation.
Assignment
You can also generally assign the Policy any time during Your lifetime. We will not be bound by the assignment until we receive Written Notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the Policy before we approve the assignment. There may be limitations on Your ability to assign a qualified Policy. An assignment may have tax consequences.

Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or Owner transaction fee) reduces Your Cash Value below the minimum specified in Your Policy, we reserve the right to terminate Your Policy and send You a full distribution of Your remaining Cash Value. All benefits associated with Your annuity Policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if You have certain optional benefits, however, we reserve the right to do so.
Certain Offers
From time to time, we have (and we may again) offered You some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of Policy Owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether You have taken any withdrawal that has caused a pro rata reduction in Your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of Policy Owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining Policy Owners in the same group.
If You accept an offer that requires You to terminate a guaranteed benefit and You retain Your Policy, we will no longer charge You for the benefit, and You will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to You to exchange an existing rider for a different rider.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity Policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, You should compare both annuities carefully. Remember that if You exchange or transfer another annuity for the one described in this prospectus, then You may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless You determine, after knowing all the facts, that the exchange or transfer is in Your best interest and not just better for the person trying to sell You this Policy (that person will generally earn a commission if You buy this Policy through an exchange, transfer or otherwise).
You may ask us to reinstate Your Policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow You to do so by returning the same total dollar amount of funds distributed to the applicable Investment Options. The dollar amount will be used to purchase new Accumulation Units at the then current price. In the event any Subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available Investment Options according to the investment allocation instructions You previously provided. Because of changes in market value, Your new Accumulation Units may be worth more or less than the units You previously owned. Generally for non-qualified annuity reinstatements, unless You return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which You will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to the same tax reporting and rollover requirements. We recommend that You consult a tax professional to explain the possible tax consequences of reinstatements.
ACCESS TO YOUR MONEY
During the accumulation phase, You can have access to the money in Your Policy in the following ways:
●
by taking a withdrawal or surrender; or
●
by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if You take a full surrender, You will receive your Cash Value.

If You want to take a withdrawal, in most cases it must be for at least $500. Unless You tell us otherwise, we will take the surrender from each of the Investment Options in proportion to the Policy Value. Surrenders may be referred to as withdrawals on your Policy statement and other documents.
You may elect to take up to the free amount once each Policy Year without incurring a surrender charge. Remember that any surrender You take will reduce the Policy Value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of Your Policy.
Withdrawals may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders You make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, You will receive annuity payments under the Annuity Payment Option You select; however, You generally may not take any other surrenders, either full or partial.
If Your Policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, You consent to the sharing of confidential information about You, the Policy, and transactions under the Policy and any other 403(b) contracts or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, You will receive annuity payments under the Annuity Payment Option you select; however, You generally may not take any other surrenders, either full or partial.
Note: The optional Access Rider eliminates all surrender charges during the accumulation phase. You can elect this rider only at the time you purchase the policy. There is an extra charge for this rider.
Delay of Payment and Transfer
Payment of any amount due from the Separate Account for a surrender, a death benefit, or the death of the Owner of a nonqualified Policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the Separate Account if:
●
the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
●
an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
●
the SEC permits a delay for the protection of Owners.
Transfers of amounts from the Subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica BlackRock Government Money Market VP portfolio (or any money market portfolio offered under this Policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA BlackRock Government Money Market Subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the Cash Value from the Fixed Account for up to six months. We may defer payment of any amount until Your premium payment check has cleared Your bank.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
●
Any surrender over $250,000 unless it is a custodial owned annuity;
●
Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a Policy Owner’s account;
●
Any electronic fund transfer instruction changes on or within 15 days of an address change;

●
Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract Owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same Owner in a “tax-free exchange”;
●
Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
●
Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the Annuity Commencement Date, which is the date Your Policy is Annuitized and annuity payments begin, Your annuity switches from the accumulation phase to the income phase. You can generally change the Annuity Commencement Date by giving us 30 days notice with the new date or age. The earliest Annuity Commencement Date is at least 30 days after You purchase Your Policy. Unless required by state law, the latest Annuity Commencement Date cannot be after the date specified in Your Policy unless a later date is agreed to by us.
Before the Annuity Commencement Date, if the Annuitant is alive, You may choose an Annuity Payment Option or change Your election. If the Annuitant dies before the Annuity Commencement Date, the death benefit is payable in a lump sum or under one of the Annuity Payment Options (unless the surviving spouse is eligible to and elects to continue the Policy). If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your Policy may not be “partially” Annuitized, i.e., You may not apply a portion of Your Policy Value to an annuity option while keeping the remainder of Your Policy in force.
After the Annuitant's death, the beneficiary You designate at Annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The Policy provides several Annuity Payment Options (also known as income options) that are described below. You may choose any combination of Annuity Payment Options. We will use Your Policy Value to provide these annuity payments. If the Policy Value on the Annuity Commencement Date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which Annuity Payment Option to elect, You must decide if fixed or variable payments are better for You. If You choose to receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s) You select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the Assumed Investment Return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the Assumed Investment Return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the Assumed Investment Return, the amount of the variable annuity payments would decrease.
You must also decide if You want Your annuity payments to be guaranteed for the Annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if You combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because You are guaranteed payments for a longer time).
The Annuity Payment Options currently available are explained below. Some options are fixed only.

Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No assets will remain at the end of the period. If Your Policy is a qualified Policy, this Annuity Payment Option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If Your Policy is a qualified Policy, this Annuity Payment Option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
●
No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
●
10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
●
Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
●
No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
●
10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
Other Annuity Payment Options may be arranged by agreement with the Company. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
●
You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
●
the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
●
we may make only one (two, three, etc.) annuity payments.
IF:
●
You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
●
the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
●
the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your Policy no later than the maximum Annuity Commencement Date specified in Your Policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.

Please Note: If You Annuitize before the maximum Annuity Commencement Date, the payments You receive under the Annuity Payment Options may be less than the guaranteed minimum payments You are entitled to under a GLWB rider (if elected). Please consult Your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.
Benefits Available Under the Policy
The following table summarizes information about the benefits available under the Policy.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Access Rider	This rider eliminates any surrender charges during the accumulation phase.	Optional	Equal to 0.20% annually of the daily net asset value in the Separate Account
●Available only at purchase.
●We may credit lower interest
rate to amounts allocated to
the Fixed Account while the
rider is in effect.
●You cannot drop this benefit
once elected.
●May not be available in all
states.

“Base Policy” Death Benefit	Pays a death benefit generally equal to the greater of the Policy Value, minimum required Cash Value and premium payments (less any gross withdrawals).	Standard	No Charge
●Available only at purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 86 or older on
Policy Date.
●Will be in effect if no
optional death benefit is
elected when You purchase
Your Policy.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●Has a mandatory Annuity
Commencement Date.
●Terminates upon
Annuitization.
●May not be available in all
states.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Annual Step-Up Death Benefit	Pays death benefit equal to highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).	Optional	0.20% annually of average Separate Account Value
●Available only at purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 76 or older on
Policy Date.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●”Step-Up” ends on Policy
Anniversary prior to Your
81st birthday.
●Has a mandatory Annuity
Commencement Date.
●Terminates upon
Annuitization.
●May not be available in all
states.

Dollar Cost Averaging Program
Allows You to automatically
make transfers into one or more
Subaccounts in accordance with
Your allocation instructions in
order, on average, to buy more
Accumulation Units when
prices are low and fewer
Accumulation Units when
prices are high.
		Standard	No charge
●Traditional – A minimum of
$500 per transfer is required.
●Minimum and maximum
number of transfers.
●Special – Limited to six
month or twelve-month
transfer program and only
available for new premium
payments.
●A minimum of $500 per
transfer is required.
●May not be available in all
states.

Asset Rebalancing	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.	Standard	No charge
●Does not include any
amounts allocated to the
Fixed Account.
●Will not be allowed if you are
in the Dollar Cost Averaging
program.
●If a transfer is requested while
enrolled in the Dollar Cost
Averaging program, the
transfer will process, and
Asset Rebalancing will cease.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
●Subject to $40 minimum
withdrawals.
●Systematic withdrawals in
excess of cumulative interest
credited from Guaranteed
Period Options may be
subject to Excess Interest
Adjustment.
●Systematic withdrawals in
excess of remaining Surrender
Charge Free Amount may be
subject to Surrender Charge.
●Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Living Benefit Rider 2003	Provides combination Guaranteed Minimum Accumulation Benefit and Guaranteed Lifetime Withdrawal Benefit.	Optional	1.25% of principal back total withdrawal base
●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or Guaranteed
Minimum Income Benefit
Rider, or with Inherited IRA
policies.
●Was available for Annuitant
issue ages 0-80.
●Benefit subject to Investment
Restrictions including
Portfolio Allocation Method
(“PAM”).
●Guaranteed minimum
accumulation portion of
benefit applies only if rider is
held for at least 10 years.
●Maximum annual withdrawal
amount under guaranteed
minimum withdrawal portion
of the benefit equal to
specified percentage of total
withdrawal base.
●Withdrawals could
significantly reduce or
terminate benefit.
●Benefit terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice®	Guarantees withdrawals for Annuitant’s (or Annuitant’s spouse if younger and joint life option is elected) lifetime regardless of Policy Value.	Optional	Single Life Base Fee - 2.10% annually as a percentage of the withdrawal base Additional Options (fees added to base fee) 0.25% for Death Benefit
●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or Guaranteed
Minimum Income Benefit
Rider, or with Inherited IRA
policies.
●Was available for
Owner/Annuitant issue ages
of 0-85 (unless state law
requires a lower maximum
issue age).
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up.
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals could
significantly reduce or
terminate the benefits.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice® with Double Withdrawal Base Benefit	Guarantees withdrawals for Annuitant’s (or Annuitant’s spouse if younger and joint life option is elected) lifetime regardless of Policy Value.	Optional
Single and Joint
Life Base Fees
2.40% annually as a
percentage of the
withdrawal base
Single Life
Additional Options
(fees added to base
fee)
0.25% for Death
Benefit
Joint Life
Additional Options
(fees added to base
fee)
0.20% for Death
Benefit

●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or Guaranteed
Minimum Income Benefit
Rider, or with Inherited IRA
policies.
●Was available for
Owner/Annuitant issue ages
of 0-85 (unless state law
requires a lower maximum
issue age).
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up.
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals could
significantly reduce or
terminate the benefits.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice® 1.4	Guarantees withdrawals for Annuitant’s (or Annuitant’s spouse if younger and joint life option is elected) lifetime regardless of Policy Value.	Optional
Base Benefit Fees:
annually as a
percentage of the
withdrawal base.
Designated Fund
Group A
2.30% Designated
Fund Group B
1.85% Designated
Fund Group C
1.45%
Additional Option
Fees
0.40% Death Benefit
Single Life
0.35% Death Benefit
Joint Life

●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or Guaranteed
Minimum Income Benefit
Rider, or with Inherited IRA
policies.
●Was available for
Owner/Annuitant issue ages
of 0-85 (unless state law
requires a lower maximum
issue age).
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up.
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals could
significantly reduce or
terminate the benefits.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice® 1.2	Guarantees withdrawals for Annuitant’s (or Annuitant’s spouse if younger and joint life option is elected) lifetime regardless of Policy Value.	Optional
Base Benefit Fees:
annually as a
percentage of
withdrawal base.
Designated Fund
Group A
2.30% Designated
Fund Group B
1.85% Designated
Fund Group C
1.45%
Additional Option
Fees
0.40% Death Benefit
Single Life
0.35% Death Benefit
Joint Life

●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or Guaranteed
Minimum Income Benefit
Riders, or with Inherited IRA
policies.
●Was available for Annuitant
issue ages 0-85 (unless state
law requires a lower
maximum issue age).
●Benefit subject to Investment
Restrictions including Open
Allocation Method (“OAM”).
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up.
●Policy Value must be
allocated to designated
Investment Options.
●Withdrawals could
significantly reduce or
terminate benefit.
●Benefit terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Max® Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of the withdrawal base
●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or Guaranteed
Minimum Income Benefit
Rider, or with Inherited IRA
policies.
●Was available for
Owner/Annuitant issue ages
of 0-85.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up of
withdrawal base.
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals may
significantly reduce or
terminated the benefit.
●Terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice 1.6 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59. Also provides death protection and/or long-term care benefit for an additional fee.	Optional	2.50% annually of the withdrawal base 0.55% Death Benefit (Single Life) 0.50% Death Benefit(Joint Life)
●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or Guaranteed
Minimum Income Benefit
Rider, or with Inherited IRA
policies.
●Was available for
Owner/Annuitant issue ages
of 0-85.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Beginning on the 5th rider
anniversary, rider fees subject
to increase (or decrease) at
time of any automatic
step-up.
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals could
significantly reduce or
terminate the benefits.

DEATH BENEFIT
We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a Policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death”. See Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the Policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions.

We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market fund after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
●
You are both the Annuitant and sole Owner of the Policy; and
●
You die before the Annuity Commencement Date.
We will pay a death benefit to You (Owner) IF:
●
You are not the Annuitant; and
●
the Annuitant dies before the Annuity Commencement Date.
If the designated beneficiary receiving the death benefit is the surviving spouse of the Owner, then he or she may elect, if eligible, to continue the Policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
●
You are not the Annuitant; and
●
You die prior to the Annuity Commencement Date.
Please note the new Owner (unless it is the deceased Owner's spouse) must generally surrender the Policy within five years of Your death.
Distribution requirements apply to the Policy Value upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed in accordance with the Internal Revenue Code. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option.
IF:
●
You are not the Annuitant; and
●
You die on or after the Annuity Commencement Date; and
●
the guaranteed amount in the Policy has not been paid;
THEN:
●
the remaining portion of the guaranteed amount in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.
IF:
●
You are the Owner and Annuitant; and
●
You die after the Annuity Commencement Date; and
●
the Annuity Payment Option You selected did not have or no longer has a guaranteed period;
THEN:
●
no additional payments will be made.
Succession of Ownership
If an Owner (who is not the Annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new Owner:
●
any surviving Owner;
●
primary beneficiary;
●
contingent beneficiary; or
●
Owner's estate.

Spousal Continuation
If the sole primary beneficiary is the spouse, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the Policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable Investment Option in the ratio that the Policy Value in the Investment Option bears to the total Policy Value. The terms and conditions of the Policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the Policy. For purposes of the death benefit on the continued Policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the Policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the Policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.
For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.
Amount of Death Benefit
The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, You choose when You buy the Policy. The “base Policy” death benefit will generally be the greatest of:
●
the Policy Value on the date we receive the required information in good order at our Administrative Office;
●
minimum required Cash Value on the date we receive the required information in good order at our Administrative Office; and
●
the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see Appendix - Death Benefit for illustrative examples regarding Death Benefit calculations.
Please note: The death benefit terminates upon Annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon Annuitization and there is a mandatory Annuity Commencement Date. On the Policy application, you may generally choose a guaranteed minimum death benefit listed below (age limitations may apply) for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each Policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that Policy Year. This “step-up” death benefit is equal to:
●
the largest Policy Value on the Policy Date or on any Policy anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; plus
●
any premium payments since the date of any Policy anniversary with the largest Policy Value; minus
●
any adjusted partial withdrawals (please see Appendix - Death Benefit) since the date of the Policy anniversary with the largest Policy Value.
The Annual Step-Up Death Benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
●
total premium payments; less
●
any adjusted partial withdrawals (please see Appendix - Death Benefit) as of the date of death.

This benefit is not available if You or the Annuitant is 86 or older on the Policy Date. The Return of Premium Death Benefit will be in effect if You do not choose another death benefit option when You purchase Your Policy.
Please note: You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and Your Policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Partial Withdrawal
When You request a partial withdrawal, Your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of Your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. It is also possible that if a death benefit is paid after You have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the withdrawal * the current death proceeds prior to the withdrawal) / Policy Value prior to the withdrawal.
We have included a detailed explanation of this adjustment with examples in the Appendix - Death Benefit. This is referred to as “adjusted partial withdrawal” in Your Policy. If You have a qualified Policy, minimum required distributions rules may require You to request a partial withdrawal.
Optional Benefit Riders
You may have elected one of the following optional riders previously available for purchase which are no longer available. The following rider grid describes the material features of each of those riders. Please refer to Your personal rider pages and any supplemental mailings for Your specific coverage and features regarding these riders.
Listed below are the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition
DB	Death Benefit
DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMLB	Guaranteed Minimum Living Benefit
GLWB	Guaranteed Living Withdrawal Benefit
GMWB	Guaranteed Minimum withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal Solution
ISFL	Income Select For Life
MAWA	Maximum Annual Withdrawal Amount
Abbreviation	Definition
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WD	Withdrawal
WB	Withdrawal Base

Rider Name	Living Benefit Rider 2003	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 27 0108 (NY)
Purpose of Rider
This is a Living Benefit Rider and should be viewed
as a way to permit You to invest in variable
Investment Options while still having Your Policy
Value and liquidity protected to the extent provided
by this rider.
This rider is a combination of two separate annuity
guarantees:
1)A GMWB and
2)A GMAB (a.k.a. principal protection benefit or
guarantee future value benefit).
The rider will guarantee that the Policy Value of the
policy will be at least as high as the GFV after a
waiting period has expired.

This is a GLWB rider that guarantees withdrawals for
the Annuitant's lifetime, regardless of Policy Value.
●The policyholder can withdraw the RWA each year
until the death of the Annuitant.
●This benefit is intended to provide a level of
payments regardless of the performance of the
designated variable Investment Options You select.

Rider Name	Living Benefit Rider 2003	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 27 0108 (NY)
Availability
●Issue age 0-80, but not yet 81 years old (unless
state law requires a lower maximum issue age)
●Cannot be added to a Policy with other active
GMLB riders.
●Not available on qualified annuity which has been
continued by surviving spouse or beneficiary as a
new Owner.
**Effective 5/1/2005: This rider is only available for
states that have not approved the 2005 version of the
Living Benefit Rider.

●Issue age at least age 55, but not yet 86 years old
(unless state law requires a lower maximum issue
age)
●Single Annuitant ONLY. Annuitant must be an
Owner (unless Owner is a non-natural person)
●Maximum of 2 living Joint Owners (with one
being the Annuitant)
●Cannot be added to a Policy with other active
GMLB riders.
●Not available on qualified annuity which has been
continued by surviving spouse or beneficiary as a
new Owner.

Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/09 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/09)	Percentage of WB. Additional option fees would be added to the base. Single Life (prior to 11/4/13) Base Fee0.60% DB Fee0.25%
Fee Frequency
●Fee is deducted annually during the accumulation
phase on each Rider Anniversary.
●Fee is deducted from variable Subaccounts only.
●A pro-rated fee is deducted at the time the rider is
terminated or upgraded.

●Fee is deducted annually during the accumulation
phase on each rider anniversary.
●Fee is deducted from variable Subaccounts only.
●A pro-rated fee is deducted at the time the rider is
terminated or upgraded.

Death Benefit	N/A
For an additional fee, the optional death benefit may
be elected with this rider. Upon the death of an
Annuitant, this rider will pay an additional death
benefit amount equal to the excess, if any, of the
RDB over the base policy death benefit and then this
rider will terminate.
The RDB does not reset due to the automatic
step-up feature.

Designated Investment Options Available -
Policyholders who add these riders may only invest in
the Investment Options listed. Investment Options
may not be available as a designated fund based on
rider issue date.
Requiring that You designate 100% of Your Policy
Value to the designated Investment Options, some of
which employ strategies that are intended to reduce
the risk of loss and/or manage volatility, may reduce
investment returns and may reduce the likelihood
that we will be required to use our own assets to pay
amounts due under this benefit.
PLEASE NOTE: These Investment Options may not
be available on all products, may vary for certain
policies and may not be available for all policies.
Please reference Portfolio Companies Available Under
the Policy Appendix in Your prospectus for available
funds. You cannot transfer any amount to any other
non-designated Subaccount without losing all Your
benefits under this rider.
Must adhere to the Portfolio Allocation Method. See below.
AB Balanced Hedged Allocation Portfolio
American Funds - Asset Allocation Fund
American Funds - The Bond Fund of AmericaSM
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation
Fund
State Street Total Return V.I.S. Fund
TA Aegon Bond
TA Aegon Core Bond
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Global Allocation
Managed Risk - Balanced
TA BlackRock Government Money Market
TA BlackRock iShares Active Asset Allocation -
Conservative
TA BlackRock iShares Active Asset Allocation –
Moderate Growth
TA BlackRock iShares Active Asset Allocation -
Moderate
TA BlackRock iShares Dynamic Allocation –
Balanced
TA BlackRock iShares Dynamic Allocation –
Growth
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA BlackRock iShares Edge 75
TA BlackRock Tactical Allocation
TA Goldman Sachs Managed Risk – Balanced ETF
TA Goldman Sachs Managed Risk – Conservative
ETF

Rider Name	Living Benefit Rider 2003	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 27 0108 (NY)

TA Goldman Sachs Managed Risk – Growth ETF
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Madison Diversified Income
TA Market Participation Strategy
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Balanced
TA PIMCO Tactical - Conservative
TA PIMCO Tactical - Growth
Fixed Account GPOs or DCA Accounts

Allocation Methods
Portfolio Allocation Method (PAM):
●This program will automatically allocate assets
from the policyholder's Separate Accounts to a
Subaccount of our choosing when the Policy Value
has dropped relative to the guaranteed amount.
●If the Policy Value increases enough in relation to
the guaranteed amounts, the money may be
moved back into the Separate Accounts (pro-rata
based on the policyholder's current Subaccount
values).
●The allocation of assets between the accounts is at
our sole discretion but will initially use modern
financial theory to determine the correct
allocation.
●The policyholder may not allocate premium
payments to, nor transfer Policy Value into or out
of, the PAM Investment Options.
Current PAM Safe Fund: TA Aegon U.S.
Government Securities
N/A
Withdrawal Benefits - See Living Benefits Rider
Adjusted Partial Withdrawals and Hypothetical
Adjusted Partial Withdrawals - Guaranteed Lifetime
Withdrawal Benefit Riders appendices for examples
showing the effect of withdrawals on the WB.

The GMWB guarantees a withdrawal amount
regardless of the Policy Value. The policyholder has 2
withdrawal guarantees available. Once the rider is
issued, values for both withdrawal guarantees will be
calculated indefinitely as follows:
a)7% Principal Back: The policyholder can
withdraw up to 7% of the 7% Principal Back
TWB per year until at least the time at which the
7% Principal Back MRWA has reached zero.
b)5% For Life: The policyholder can withdraw up
to 5% of the 5% For Life TWB each year starting
with the Rider Anniversary following the
Annuitant's 59th birthday until at least the later of
the death of the Annuitant or the time when the
5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar
amount of guaranteed withdrawals the policyholder
has remaining provided they take no more than the
MAWA each year.
●The policyholder does not have to take the entire
MAWA in any year.
●If they do not take the full amount available, the
remaining portion does not carry over to the next
calendar year.

The percentage is determined by the attained age of
the Annuitant at the time of the first withdrawal.
Age 1st WDFor Life WD%
 0-580.0%
 59-695.0%
 70-796.0%
 80+7.0%
●Starting the rider anniversary following the
Annuitant's 59th birthday, the withdrawal
percentage increases above 0% which creates a
RWA available under the rider for withdrawal.
●On each rider anniversary, the RWA will be reset
equal to the greater of:
 1)The WB multiplied by the Withdrawal
Percentage based on the attained age of the
Annuitant at the time of their first withdrawal if
applicable, and
 2)The RMD amount for this policy for the
current calendar year.
●The policyholder does not have to take the entire
RWA in any year.
●If they do not take the full amount available, the
remaining portion does not carry over to the next
rider year.

Automatic Step-Up Benefit	N/A	On each rider anniversary, the WB will be set to the greatest of: 1)The current WB: 2)The Policy Value on the rider anniversary; 3)The highest Policy Value on a rider monthiversarySM*; or

Rider Name	Living Benefit Rider 2003	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 27 0108 (NY)

4)The current WB immediately prior to anniversary
processing increased by the growth rate
percentage**
* Item 3) is set to zero if there have been any excess
withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or
if there have been any withdrawals in the current
rider year.
A step-up will occur if the largest value is either 2) or
3) above. A step-up will allow us to change the rider
fee percentage after the 5th rider anniversary.
●If the largest value is 1) or 4) above, this is not
considered a step-up.
●Owner will have a 30 day window after the rider
anniversary to reject an automatic step-up if we
increase the rider fee.—Must be in writing.
●If an Owner rejects an automatic step-up, they
retain the right to all future automatic step-ups.

Exercising Rider
“For Life” GMWB:
The policyholder is guaranteed to be able to
withdraw up to the “For Life” MAWA until the later
of 1) the Annuitant's death or 2) the “For Life”
MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to
withdraw up to the “Principal Back” MAWA until
the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently
10 years), should the Policy Value be less than the
GFV, the GMAB feature will add the difference to
the Policy Value on a pro-rata basis based on their
current account value.
a)The addition to the policy will not be considered
premium and should not affect any other Policy
calculations, including the GMDB calculations.
b)At the end of the waiting period, the GMAB will
not provide any more benefits, unless the
policyholder chooses to upgrade the rider.

Exercising Base Benefit: The policyholder is
guaranteed to be able to withdraw up to the RWA
each calendar year even if the Policy Value is zero at
the time of withdrawal. The rider benefits cease when
the Annuitant has died.
Exercising Death Option: This optional feature may
be elected with this rider. Upon the death of an
Annuitant this rider will pay an additional death
benefit amount equal to the excess, if any, of the
RDB over the greater of the base Policy death benefit
or any GMDB.

Income Benefit or Other Benefit Payout Considerations
The GFV is the Policy Value we are guaranteeing on
the GFV date. After the Rider Issue Date, the GFV is
equal to the GFV on the Rider Issue Date, plus a
percentage of premiums received after the Rider Date
as shown in the table below, less an adjustment for
withdrawals.
Year Rec'd% Added to GFV
 1100%
 290%
 380%
 470%
 560%
 6-1050%
 10+0%
At the end of the GMAB waiting period (currently
10 years), should the Policy Value be less than the
GFV, we will add the difference to the Policy Value
on a pro-rata basis based on their current Policy
Value.

Growth: Benefit is not elected separately, but is built
into the rider. The WB will grow at 5% growth
annually. This will only be credited on the rider
anniversary for up to 10 rider years. If a withdrawal
has occurred in the current rider year the 5% growth
will not be applied.
NOTE: There is not an adjustment or credit for
partial years of interest. Growth is not accumulated
daily. Only calculated at the end of the year if no
withdrawals were taken.

Rider Upgrade
●May upgrade anytime after the 5th Anniversary by
terminating the rider and adding the new rider in
place at that time, as long as the covered lives meet
the age requirements in effect at that time.
●Must be prior to the Annuitant's 86th birthday
●Upgrades allowed within a 30 day window following each 5th rider anniversary. ●Rider availability and fees may vary at time of upgrade

Rider Name	Living Benefit Rider 2003	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 27 0108 (NY)
●An upgrade will reset the MRWA, TWB, MAWA and the GFV values. ●Rider Fee will be the fee that applies to the new rider at the time of upgrade.
●Upgrades are subject to issue age restrictions of the
rider at the time of upgrade. Currently the
maximum upgrade age is 85 years old.
●An upgrade will reset the WB, RDB, RWA and
Income Benefit determination.
●Rider Fee percentage will be the fee percentage
that applies to the new rider at the time of
upgrade.
●Growth percentage will be the percentage available
at the time of upgrade.

Rider Termination
●The rider will be terminated upon Policy
surrender, Annuitization or upgrade.
●The policyholder must wait 5 years from the Rider
Start Date to terminate.
●After the five-year waiting period, the policyholder
may terminate the rider at any time.
●The rider will be terminated the date we receive
Written Notice from You requesting termination.

●The rider will be terminated upon Policy
surrender, Annuitization, Annuitant death or
upgrade.
●The date the policy to which this rider is attached
is assigned or if the Owner is changed without our
approval.
●Termination allowed within 30 day window
following each successive 5th rider anniversary.
●After termination, there is no wait period to re-add
the rider, assuming the rider is still being offered.
●The rider will be terminated the date we receive
Written Notice from You requesting termination.

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice®1.4[3]	Retirement Income Choice®1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Purpose of Rider
This is a GLWB rider that guarantees
withdrawals for the Annuitant's2
lifetime, regardless of Policy Value.
●The policyholder can withdraw the
RWA each year until the death of the
Annuitant.[2]
●This benefit is intended to provide a
level of payments regardless of the
performance of the designated
variable Investment Options You
select.

This is a GLWB rider that guarantees
withdrawals for the Annuitant's2
lifetime, regardless of Policy Value.
●The policyholder can withdraw the
RWA each year until the
Annuitant's2 death
●This benefit is intended to provide a
level of payments regardless of the
performance of the designated
variable Investment Options You
select.

This is a GLWB rider that guarantees
withdrawals for the Annuitant's2
lifetime, regardless of Policy Value.
●The policyholder can withdraw the
RWA each rider year until the
Annuitant's2 death.
●This benefit is intended to provide a
level of payments regardless of the
performance of the designated
variable Investment Options You
select.

Availability
●Issue age at least age 55, but not yet
86 years old for single life option and
at least 71 but not yet 86 for joint
life option (unless state law requires
a lower maximum issue age).
●Single Annuitant ONLY. Annuitant
must be an Owner (unless Owner is
a non-natural person)
●Maximum of 2 living Joint Owners
(with one being the Annuitant)
●Cannot be added to a Policy with
other active GMLB riders.
●Not available on qualified annuity
which has been continued by
surviving spouse or beneficiary as a
new Owner.

●Issue age 0-85, but not yet 86 years
old (unless state law requires a lower
maximum issue age).
●Single Annuitant ONLY. Annuitant
must be an Owner (unless Owner is
a non-natural person)
●Maximum of 2 living Joint Owners
(with one being the Annuitant)
●Cannot be added to a Policy with
other active GMLB riders.
●Not available on qualified annuity
which has been continued by
surviving spouse or beneficiary as a
new Owner.

●Issue age 0-85, but not yet 86 years
old (unless state law requires a lower
maximum issue age).
●Single Annuitant ONLY. Annuitant
must be an Owner (unless Owner is
a non-natural person)
●Maximum of 2 living Joint Owners
(with one being the Annuitant)
●Cannot be added to a Policy with
other active GMLB riders.
●Not available on qualified annuity
which has been continued by
surviving spouse or beneficiary as a
new Owner.

Base Benefit and Optional Fees at issue	Percentage of WB. Additional option fees would be added to the base. Single Life	Fee based on designated allocation groups and the optional benefits selected. If You elect a combination of	Fee based on designated allocation groups and the optional benefits selected. If You elect a combination of

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice®1.4[3]	Retirement Income Choice®1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
(1/19/09 - 11/3/13) Base Fee0.90% DB Fee0.25% (11/10/08 - 1/18/09) Base Fee0.75% DB Fee0.25% Joint Life (1/19/09 - 11/3/13) Base Fee0.90% DB Fee0.20% (11/10/08 - 1/18/09) Base Fee0.75% DB Fee0.20%
designated allocations from among the
various groups below, then Your fee will
be based on a weighted average of Your
choices.
Base Benefit Fees:
(2/21/11 - 11/3/13)
Group A1.40%
Group B1.00%
Group C0.45%
Additional option fees would be added
to the base and are as follows:
DB Single Life0.25%
DB Joint Life0.20%
Base Benefit Fees:
(9/21/09 - 2/20/11)
Group A1.25%
Group B0.90%
Group C0.40%
Additional option fees would be added
to the base and are as follows:
DB Single Life0.25%
DB Joint Life0.20%

designated allocations from among the
various groups below, then Your fee will
be based on a weighted average of Your
choices.
Base Benefit Fees
(12/12/11 - 11/3/13)
OAM Option1.25%
Group A1.55%
Group B1.10%
Group C0.70%
Additional option fees would be added
to the base and are as follows:
DB Single Life0.25%
DB Joint Life0.20%
Base Benefit Fees
(2/21/11 - 12/11/11)
OAM Option1.20%
Group A1.40%
Group B1.00%
Group C0.45%
Additional option fees would be added
to the base and are as follows:
DB Single Life0.25%
DB Joint Life0.20%
Base Benefit Fees:
(5/1/09 - 2/20/11)
OAM Option1.10%
Group A1.25%
Group B0.90%
Group C0.40%
Additional option fees would be added
to the base and are as follows:
DB Single Life0.25%
DB Joint Life0.20%

Fee Frequency
●Fee is deducted annually during the
accumulation phase on each rider
anniversary.
●Fee is deducted from variable
Subaccounts only.
●A pro-rated fee is deducted at the
time the rider is terminated or
upgraded.

●The fee is calculated at issue and
each subsequent rider quarter for the
upcoming quarter based on the fund
values and WB at that point in time
and stored.
●Deducted at each rider
quarter-versary in arrears during the
accumulation phase.
●The fee is calculated on a quarterly
basis and varies depending on the
fund allocation option You have
chosen.
●A “rider fee adjustment” will be
applied for transfers between
allocation groups and for subsequent
premium payments and withdrawals
that change the withdrawal base.
●The base rider fee adjustment will be
calculated using the same formula as
the base rider fee and compare the
fee for the remainder of the rider
quarter to the initially calculated fee
for the same period.
●The rider fee adjustment may be
positive or negative and will be
added to or subtracted from the rider
fee to be allocated.
●Fee is deducted from variable
Subaccounts only.

●The fee is calculated at issue and
each subsequent rider quarter for the
upcoming quarter based on the fund
values and WB at that point in time
and stored.
●Deducted at each rider
quarter-versary in arrears during the
accumulation phase.
●The fee is calculated on a quarterly
basis and varies depending on the
fund allocation option You have
chosen.
●A “rider fee adjustment” will be
applied for transfers between
allocation groups and for subsequent
premium payments and withdrawals
that change the withdrawal base.
●The base rider fee adjustment will be
calculated using the same formula as
the base rider fee.
●The rider fee adjustment may be
positive or negative and will be
added to or subtracted from the rider
fee to be allocated.
●Fee is deducted from variable
Subaccounts only.
●A pro-rated fee is deducted at the
time the rider is terminated or
upgraded.

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice®1.4[3]	Retirement Income Choice®1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
●A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit
For an additional fee, the optional
death benefit may be elected with this
rider. Upon the death of an
Annuitant[2], this rider will pay an
additional death benefit amount equal
to the excess, if any, of the RDB over
the base Policy death benefit and then
this rider will terminate.
The RDB does not reset due to the
automatic step-up feature.

For an additional fee, the optional
death benefit may be elected with this
rider. Upon the death of an
Annuitant[2], this rider will pay an
additional death benefit amount equal
to the excess, if any, of the RDB over
the base Policy death benefit and then
this rider will terminate.
The RDB does not reset due to the
automatic step-up feature.

For an additional fee, the optional
death benefit may be elected with this
rider. Upon the death of an
Annuitant[2], this rider will pay an
additional death benefit amount equal
to the excess, if any, of the RDB over
the base Policy death benefit and then
this rider will terminate.
The RDB does not reset due to the
automatic step-up feature.

Designated Investment Options
Available - Policyholders who add
these riders may only invest in the
Investment Options listed. Investment
Options may not be available as a
designated fund based on rider issue
date.
Requiring that You designate 100% of
Your Policy Value to the designated
Investment Options, some of which
employ strategies that are intended to
reduce the risk of loss and/or manage
volatility, may reduce investment
returns and may reduce the likelihood
that we will be required to use our own
assets to pay amounts due under this
benefit.
PLEASE NOTE: These Investment
Options may not be available on all
products, may vary for certain policies
and may not be available for all
policies. Please reference Portfolio
Companies Available Under the Policy
Appendix in Your prospectus for
available funds. You cannot transfer any
amount to any other non-designated
Subaccount without losing all Your
benefits under this rider.

AB Balanced Hedged Allocation
Portfolio
American Funds - Asset Allocation
Fund
American Funds - The Bond Fund of
AmericaSM
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding
Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA Aegon Bond
TA Aegon Core Bond
TA Aegon U.S. Government Securities
TA American Funds Managed Risk –
Balanced
TA BlackRock Global Allocation
TA BlackRock Government Money
Market
TA BlackRock iShares Active Asset
Allocation - Conservative
TA BlackRock iShares Active Asset
Allocation – Moderate Growth
TA BlackRock iShares Active Asset
Allocation - Moderate
TA BlackRock iShares Dynamic
Allocation – Balanced
TA BlackRock iShares Dynamic
Allocation – Growth
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA BlackRock iShares Edge 75
TA BlackRock Tactical Allocation
TA Goldman Sachs Managed Risk –
Balanced ETF
TA Goldman Sachs Managed Risk –
Conservative ETF
TA Goldman Sachs Managed Risk –
Growth ETF
TA Janus Balanced
TA JPMorgan Asset Allocation -
Conservative
TA JPMorgan Asset Allocation -
Moderate
TA JPMorgan Asset Allocation -
Moderate Growth
TA JPMorgan International Moderate
Growth
TA JPMorgan Tactical Allocation
TA Madison Diversified Income
TA Market Participation Strategy
TA Morgan Stanley Global Allocation
Managed Risk - Balanced
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities

Designated Allocation Group A
AB Balanced Hedged Allocation
Portfolio
American Funds - Asset Allocation
Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding
Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA BlackRock Global Allocation
TA BlackRock iShares Active Asset
Allocation – Moderate Growth
TA BlackRock iShares Dynamic
Allocation – Growth
TA BlackRock iShares Edge 75
TA Goldman Sachs Managed Risk –
Growth ETF
TA Janus Balanced
TA JPMorgan Asset Allocation -
Moderate Growth
TA JPMorgan International Moderate
Growth
TA Multi-Managed Balanced
TA PIMCO Tactical – Growth
Designated Allocation Group B
TA American Funds Managed Risk –
Balanced
TA BlackRock iShares Active Asset
Allocation - Moderate
TA BlackRock iShares Dynamic
Allocation – Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA Goldman Sachs Managed Risk –
Balanced ETF
TA JPMorgan Asset Allocation -
Moderate
TA Madison Diversified Income
TA Market Participation Strategy
TA Morgan Stanley Global Allocation
Managed Risk - Balanced
TA PIMCO Tactical – Balanced
Designated Allocation Group C
American Funds - The Bond Fund of
AmericaSM
TA Aegon Bond
TA Aegon Core Bond
TA Aegon U.S. Government Securities
TA BlackRock Government Money
Market
TA BlackRock iShares Active Asset
Allocation - Conservative
TA BlackRock iShares Edge 40
TA Goldman Sachs Managed Risk –

Designated Allocation Group A
AB Balanced Hedged Allocation
Portfolio
American Funds - Asset Allocation
Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding
Fund
State Street Total Return V.I.S. Fund
TA BlackRock Global Allocation
TA BlackRock iShares Active Asset
Allocation – Moderate Growth
TA BlackRock iShares Dynamic
Allocation - Growth
TA BlackRock iShares Edge 75
TA Goldman Sachs Managed Risk –
Growth ETF
TA Janus Balanced
TA JPMorgan Asset Allocation -
Moderate Growth
TA JPMorgan International Moderate
Growth
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
Designated Allocation Group B
TA American Funds Managed Risk -
Balanced
TA BlackRock iShares Active Asset
Allocation – Moderate
TA BlackRock iShares Dynamic
Allocation - Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA Goldman Sachs Managed Risk –
Balanced ETF
TA JPMorgan Asset Allocation -
Moderate
TA Madison Diversified Income
TA Market Participation Strategy
TA Morgan Stanley Global Allocation
Managed Risk - Balanced
TA PIMCO Tactical - Balanced
Designated Allocation Group C
American Funds - The Bond Fund of
AmericaSM
TA Aegon Bond
TA Aegon Core Bond
TA Aegon US Government Securities
TA BlackRock Government Money
Market
TA BlackRock iShares Active Asset
Allocation - Conservative
TA BlackRock iShares Edge 40
TA Goldman Sachs Managed Risk –

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice®1.4[3]	Retirement Income Choice®1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
	TA PIMCO Tactical - Balanced TA PIMCO Tactical - Conservative TA PIMCO Tactical - Growth Fixed Account GPOs or DCA Accounts	Conservative ETF TA JPMorgan Asset Allocation - Conservative TA JPMorgan Tactical Allocation TA PineBridge Inflation Opportunities TA PIMCO Tactical – Conservative Fixed Account.	Conservative ETF TA JPMorgan Asset Allocation - Conservative TA JPMorgan Tactical Allocation TA PineBridge Inflation Opportunities TA PIMCO Tactical - Conservative Fixed Account
Allocation Methods	N/A	N/A
Open Allocation Method (OAM):
●This program will automatically
allocate assets from the
policyholder's separate accounts to a
subaccount of our choosing when
the Policy Value has dropped relative
to the guaranteed amount.
●If the Policy Value increases enough
in relation to the guaranteed
amounts, the money will be moved
back into the separate accounts
(pro-rata based on the policyholder's
current separate account values).
●The allocation of assets between the
accounts is at our sole discretion but
will initially use modern financial
theory to determine the correct
allocation.
●The policyholder may not allocate
premium payments to, nor transfer
Policy Value into or out of the OAM
Investment Options.
Current OA Subaccount: TA ProFund
UltraBear

Withdrawal Benefits - See Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the
attained age of the Annuitant[2] at the
time of the first withdrawal.
Age 1st WDSingle Life WD%
 0-580.0%
 59-695.0%
 70-796.0%
 80+7.0%
Age 1st WDJoint Life WD%
 71-795.5%
 80+6.5%
●Starting the rider anniversary
following the Annuitant's259th
birthday, the withdrawal percentage
increases above 0% which creates a
RWA available under the rider for
withdrawal.
●On each rider anniversary, the RWA
will be reset equal to the greater of:
 1)The WB multiplied by the
Withdrawal Percentage based on
the attained age of the
Annuitant[2] at the time of their
first withdrawal if applicable, and
 2)The RMD amount for this Policy
for the current calendar year.
●The policyholder does not have to
take the entire RWA in any year.

The percentage (after 2/1/2010) is
determined by the attained age of the
Annuitant[2] at the time of the first
withdrawal.
Age 1st WDSingle Life WD%
 0 - 580.0%
 59-644.0%
 65-745.0%
 75 + 6.0%
Age 1st WDJoint Life WD%
 0 - 580.0%
 59-643.5%
 65-744.5%
 75 + 5.5%
NOTE: Prior to 2/1/2010 the age
bands regarding the withdrawal
percentages above were as follows:
 0-58 59-69 70-79 80+
●Starting the rider anniversary
following the Annuitant's259th
birthday, the withdrawal percentage
increases above 0% which creates a
RWA available under the rider for
withdrawal.
●On each rider anniversary, the RWA
will be reset equal to the greater of:
 1)The WB multiplied by the
Withdrawal Percentage based on
the attained age of the

The percentage (after 12/12/2011) is
determined by the attained age of the
Annuitant[2] at the time of the first
withdrawal.
Age 1st WDSingle Life WD%
 0 - 580.0%
 59-644.0%
 65-795.0%
 80 + 6.0%
Age 1st WDJoint Life WD%
 0 - 580.0%
 59-643.5%
 65-794.5%
 80 + 5.5%
NOTE: Prior to 2/1/2010 the age
bands regarding the withdrawal
percentages above were as follows:
 0-58 59-69 70-79 80+
- After 2/1/2010 and prior to
12/12/2011 the age bands regarding
the withdrawal percentages above were
as follows:
 0-58 59-64 65-74 75+
●Starting the rider anniversary
following the Annuitant's259th
birthday, the withdrawal percentage
increases above 0% which creates a
RWA available under the rider for
withdrawal.

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice®1.4[3]	Retirement Income Choice®1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
●If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
Annuitant[2] at the time of their
first withdrawal if applicable, and
 2)The RMD amount for this Policy
for the current calendar year.
●The policyholder does not have to
take the entire RWA in any year.
●If they do not take the full amount
available, the remaining portion does
not carry over to the next rider year.

●On each rider anniversary, the RWA
will be reset equal to the greater of:
 1)The WB multiplied by the
Withdrawal Percentage based on
the attained age of the
Annuitant[2] at the time of their
first withdrawal if applicable, and
 2)The RMD amount for this Policy
for the current calendar year.
●The policyholder does not have to
take the entire RWA in any year.
●If they do not take the full amount
available, the remaining portion does
not carry over to the next rider year.

Automatic Step-Up Benefit
On each rider anniversary, the WB will
be set to the greatest of:
1)The current WB:
2)The Policy Value on the rider
anniversary;
3)The highest Policy Value on a rider
monthiversarySM*; or
4)The current WB immediately prior
to anniversary processing increased
by the growth rate percentage**
* Item 3) is set to zero if there have
been any excess withdrawals in the
current rider year.
** Item 4) is set to zero after the first 10
rider years or if there have been any
withdrawals in the current rider year.
A step-up will occur if the largest value
is either 2) or 3) above. A step-up will
allow us to change the rider fee
percentage after the 5th rider
anniversary.
●If the largest value is 1) or 4) above,
this is not considered a step-up.
●Owner will have a 30 day window
after the rider anniversary to reject
an automatic step-up if we increase
the rider fee.—Must be in writing.
●If an Owner rejects an automatic
step-up, they retain the right to all
future automatic step-ups.

On each rider anniversary, the WB will
be set to the greatest of:
1)The current WB:
2)The Policy Value on the rider
anniversary;
3)The highest Policy Value on a rider
monthiversarySM*; or
4)The current WB immediately prior
to anniversary processing increased
by the growth rate percentage**
* Item 3) is set to zero if there have
been any excess withdrawals in the
current rider year.
** Item 4) is set to zero after the first 10
years or if there have been any
withdrawals in the current rider year.
A step-up will occur if the largest value
is either 2) or 3) above. A step-up will
allow us to change the rider fee
percentage after the 5th rider
anniversary.
●If the largest value is 1) or 4) above,
this is not considered a step-up.
●Owner will have a 30 day window
after the rider anniversary to reject
an automatic step-up if we increase
the rider fee.—Must be in writing.
●If an Owner rejects an automatic
step-up, they retain the right to all
future automatic step-ups.
NOTE: The benefit percentage will
also increase if You have crossed into
another age band prior to an automatic
step-ups after the election date.

On each rider anniversary, the WB will
be set to the greatest of:
1)The current WB:
2)The Policy Value on the rider
anniversary;
3)The highest Policy Value on a rider
monthiversarySM*; or
4)The current WB immediately prior
to anniversary processing increased
by the growth rate percentage**
* Item 3) is set to zero if there have
been any excess withdrawals in the
current rider year.
** Item 4) is set to zero after the first 10
years or if there have been any
withdrawals in the current rider year.
A step-up will occur if the largest value
is either 2) or 3) above. A step-up will
allow us to change the rider fee
percentage after the 5th rider
anniversary.
●If the largest value is 1) or 4) above,
this is not considered a step-up.
●Owner will have a 30 day window
after the rider anniversary to reject
an automatic step-up if we increase
the rider fee.—Must be in writing.
●If an Owner rejects an automatic
step-up, they retain the right to all
future automatic step-ups.
NOTE: The benefit percentage will
also increase if You have crossed into
another age band prior to an automatic
step-ups after the election date.

Exercising Rider
Exercising Base Benefit: The
policyholder is guaranteed to be able to
withdraw up to the RWA each calendar
year even if the Policy Value is zero at
the time of withdrawal. The rider
benefits cease when the Annuitant[2] has
died.
Exercising Death Option: This
optional feature may be elected with
this rider. Upon the death of an
Annuitant[2] this rider will pay an
additional death benefit amount equal
to the excess, if any, of the RDB over
the greater of the base Policy death
benefit or any GMDB.

Exercising Base Benefit: The
policyholder is guaranteed to be able to
withdraw up to the RWA each calendar
year even if the Policy Value is zero at
the time of withdrawal. The rider
benefits cease when the Annuitant[2] has
died.
Exercising Death Option: This
optional feature may be elected with
this rider. Upon the death of an
Annuitant[2], this rider will pay an
additional death benefit amount equal
to the excess, if any, of the RDB over
the base Policy death benefit.

Exercising Base Benefit: The
policyholder is guaranteed to be able to
withdraw up to the RWA each rider
year even if the Policy Value is zero at
the time of withdrawal. The rider
benefits cease when the Annuitant[2] has
died.
Exercising Death Option: This
optional feature may be elected with
this rider. Upon the death of an
Annuitant[2], this rider will pay an
additional death benefit amount equal
to the excess, if any, of the RDB over
the greater of the base Policy death
benefit or any GMDB.

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice®1.4[3]	Retirement Income Choice®1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Income Benefit or Other Benefit Payout Considerations
Growth: Benefit is not elected
separately, but is built into the rider.
The WB will grow at 5% growth
annually. This will only be credited on
the rider anniversary for up to 10 rider
years. If a withdrawal has occurred in
the current rider year the 5% growth
will not be applied.
Double Withdrawal Base Feature: If
no withdrawals have been made within
the first 10 rider years or before the
anniversary following the Annuitant's2
attained age 67 (or age 73 for joint life
option), the WB on that rider
anniversary will be the greater of;
1)the current WB; or
2)premiums applied within 90 days of
the rider date multiplied by 2.
NOTE: There is not an adjustment or
credit for partial years of interest.
Growth is not accumulated daily. Only
calculated at the end of the year if no
withdrawals were taken.

Growth: Benefit is not elected
separately, but is built into the rider.
The WB will grow at 5% growth
annually. This will only be credited on
the rider anniversary for up to 10 rider
years. If a withdrawal has occurred in
the current rider year the 5% growth
will not be applied.
NOTE: There is not an adjustment or
credit for partial years of interest.
Growth is not accumulated daily. Only
calculated at the end of the year if no
withdrawals were taken.

Growth: Benefit is not elected
separately, but is built into the rider.
The WB will grow at 5% growth
annually. This will only be credited on
the rider anniversary for up to 10 rider
years. If a withdrawal has occurred in
the current rider year the 5% growth
will not be applied.
NOTE: There is not an adjustment or
credit for partial years of interest.
Growth is not accumulated daily. Only
calculated at the end of the year if no
withdrawals were taken.

Rider Upgrade
●Upgrades allowed within a 30 day
window following each successive 5th
rider anniversary.
●Rider availability and fees may vary
at time of upgrade
●Upgrades are subject to issue age
restrictions of the rider at the time of
upgrade. Currently the maximum
upgrade age is 85 years old.
●An upgrade will reset the WB, RDB,
RWA and Income Benefit
determination.
●Rider Fee percentage will be the fee
percentage that applies to the new
rider at the time of upgrade.
●Growth percentage will be the
percentage available at the time of
upgrade.

●Upgrades allowed within 30 day
window following each successive
rider anniversary.
●Upgrades are subject to issue age
restrictions of the rider at the time of
upgrade. Currently the maximum
upgrade age is 85 years old.
●An upgrade will reset the WB and
RDB.
●Rider Fee Percentage will be the fee
percentage that applies to the new
rider at the time of upgrade.
●Growth percentage will be the
percentage available at the time of
upgrade.

●Upgrades allowed within a 30 day
window following each successive 5th
rider anniversary.
●Rider availability and fees may vary
at time of upgrade
●Upgrades are subject to issue age
restrictions of the rider at the time of
upgrade. Currently the maximum
upgrade age is 85 years old.
●An upgrade will reset the WB and
RDB.
●Rider Fee Percentage will be the fee
percentage that applies to the new
rider at the time of upgrade.
●Growth percentage will be the
percentage available at the time of
upgrade.

Rider Termination
●The rider can be “free looked”
within 30 days of issue. The request
must be made in writing.
●The rider will be terminated upon
Policy surrender, Annuitization,
Annuitant[2] death or upgrade.
●The date the Policy to which this
rider is attached is assigned or if the
Owner is changed without our
approval.
●Termination allowed within 30 day
window following each successive 5th
rider anniversary.
●The rider will be terminated the date
we receive Written Notice from You
requesting termination.

●The rider can be “free looked”
within 30 days of issue. The request
must be made in writing.
●The rider will be terminated upon
Policy surrender, Annuitization,
Annuitant[2] death or upgrade.
●The date the Policy to which this
rider is attached is assigned or if the
Owner is changed without our
approval.
●Termination allowed within 30 day
window following each successive 5th
rider anniversary.
●The rider will be terminated the date
we receive Written Notice from You
requesting termination.

●The rider can be “free looked”
within 30 days of issue. The request
must be made in writing.
●The rider will be terminated upon
Policy surrender, Annuitization,
Annuitant[2] death or upgrade.
●The date the Policy to which this
rider is attached is assigned or if the
Owner is changed without our
approval.
●Termination allowed within 30 day
window following each successive 5th
rider anniversary.
●The rider will be terminated the date
we receive Written Notice from You
requesting termination.

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice®1.4[3]	Retirement Income Choice®1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
	●After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	●After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	●After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

Rider Name	Living Benefit Rider (2005)[3]	Retirement Income Max®[3]	Retirement Income Choice®1.6[3]
Rider Form Number[1]	RGMB 4 0504	RGMB 41 0111 (NY)	RGMB 37 0809
Purpose of Rider
Also known as Guaranteed Principal
Solutions (GPS) rider, this is a Living
Benefit Rider and should be viewed as a
way to permit you to invest in variable
investment options while still having
your policy value and liquidity
protected to the extent provided by this
rider.
This rider is a combination of two
separate annuity guarantees:
1)A GMWB and
2)A GMAB (a.k.a. principal
protection benefit or guarantee
future value benefit).
The rider will guarantee that the policy
value of the policy will be at least as
high as the GFV after a waiting period
has expired.

This is a GLWB rider that guarantees
withdrawals for the Annuitant's2
lifetime, regardless of Policy Value.
●The policyholder can withdraw the
RWA each rider year until the death
of the Annuitant.[2]
●This benefit is intended to provide a
level of payments regardless of the
performance of the designated
variable Investment Options You
select.

This is a GLWB rider that guarantees
withdrawals for the Annuitant's2
lifetime, regardless of Policy Value.
●The policyholder can withdraw the
RWA each rider year until the death
of the Annuitant.[2]
●This benefit is intended to provide a
level of payments regardless of the
performance of the designated
variable Investment Options You
select.

Availability	●Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) ● ●Cannot be added to a Policy with other active GMLB riders.
●Issue age 0-85, but not yet 86 years
old (unless state law requires a lower
maximum issue age).
●Single Annuitant ONLY. Annuitant
must be an Owner (unless Owner is
a non-natural person)
●Maximum of 2 living Joint Owners
(with one being the Annuitant)
●Cannot be added to a Policy with
other active GMLB riders.
●Not available on qualified annuity
which has been continued by
surviving spouse or beneficiary as a
new Owner.

●Issue age 0-85, but not yet 86 years
old (unless state law requires a lower
maximum issue age).
●Single Annuitant ONLY. Annuitant
must be an Owner (unless Owner is
a non-natural person)
●Maximum of 2 living Joint Owners
(with one being the Annuitant)
●Cannot be added to a Policy with
other active GMLB riders.
●Not available on qualified annuity
which has been continued by
surviving spouse or beneficiary as a
new Owner.

Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 1.25%
You may contact us at
transamerica.com for the current Rate
Sheet Supplement applicable for this
rider.
For riders issued prior to the date of
this prospectus, please reference the
“Appendix – Prior
Withdrawal/Growth Percentages and
Rider Fees” in the Statement of
Additional Information.

Fee based on designated allocation
groups and the optional benefits
selected. If You elect a combination of
designated allocations from among the
various groups below, then Your fee will
be based on a weighted average of Your
choices.You may contact us at
transamerica.com for the current Rate
Sheet Supplement applicable for this
rider.
For riders issued prior to the date of
this prospectus, please reference the
“Appendix – Prior
Withdrawal/Growth Percentages and
Rider Fees” in the Statement of
Additional Information.

Fee Frequency	●Fee is deducted annually during the accumulation phase on each rider anniversary. ●Fee is deducted from variable Subaccounts only.	●The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.	●The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

Rider Name	Living Benefit Rider (2005)[3]	Retirement Income Max®[3]	Retirement Income Choice®1.6[3]
Rider Form Number[1]	RGMB 4 0504	RGMB 41 0111 (NY)	RGMB 37 0809
●A pro-rated fee is deducted at the time the rider is terminated or upgraded.
●Deducted at each rider
quarterversary in arrears during the
accumulation phase.
●The fee is calculated on a quarterly
basis.
●A rider fee adjustment will be
applied for subsequent premium
payments and withdrawals that
change the withdrawal base.
●The base rider fee adjustment will be
calculated using the same formula as
the base rider fee.
●The rider fee adjustment may be
positive or negative and will be
added to or subtracted from the rider
fee to be allocated.
●Fee is deducted from variable
Subaccounts only.
●A pro-rated fee is deducted at the
time the rider is terminated or
upgraded.

●Deducted at each rider
quarterversary in arrears during the
accumulation phase.
●The fee is calculated on a quarterly
basis and varies depending on the
fund allocation option You have
chosen.
●A rider fee adjustment will be
applied for transfers between
allocation groups and for subsequent
premium payments and withdrawals
that change the withdrawal base.
●The base rider fee adjustment will be
calculated using the same formula as
the base rider fee.
●The rider fee adjustment may be
positive or negative and will be
added to or subtracted from the rider
fee to be allocated.
●Fee is deducted from variable
Subaccounts only.
●A pro-rated fee is deducted at the
time the rider is terminated or
upgraded.

Death Benefit	N/A	N/A
For an additional fee, the optional
death benefit may be elected with this
rider. Upon the death of an
Annuitant[2], this rider will pay an
additional death benefit amount equal
to the excess, if any, of the RDB over
the base Policy death benefit and then
this rider will terminate.
The RDB does not reset due to the
automatic step-up feature.

Designated Investment Options
Available - Policyholders who add
these riders may only invest in the
Investment Options listed. Investment
Options may not be available as a
designated fund based on rider issue
date.
Requiring that You designate 100% of
Your Policy Value to the designated
Investment Options, some of which
employ strategies that are intended to
reduce the risk of loss and/or manage
volatility, may reduce investment
returns and may reduce the likelihood
that we will be required to use our own
assets to pay amounts due under this
benefit.
PLEASE NOTE: These Investment
Options may not be available on all
products, may vary for certain policies
and may not be available for all
policies. Please reference Portfolio
Companies Available Under the Policy
Appendix in Your prospectus for
available funds. You cannot transfer any
amount to any other non-designated
subaccount without losing all Your
benefits under this rider.
	All funds within the product are considered designated funds for this purpose. You must, however, adhere to the Portfolio Allocation Method. See below.	For a list of designated funds for this rider, please reference the Appendix - Designated Investment Options.	For a list of designated funds for this rider, please reference the Appendix - Designated Investment Options.
Allocation Methods	Portfolio Allocation Method (PAM):	N/A	N/A

Rider Name	Living Benefit Rider (2005)[3]	Retirement Income Max®[3]	Retirement Income Choice®1.6[3]
Rider Form Number[1]	RGMB 4 0504	RGMB 41 0111 (NY)	RGMB 37 0809

●This program will automatically
allocate assets from the
policyholder's separate accounts to a
subaccount of our choosing when
the policy value has dropped relative
to the guaranteed amount.
●If the policy value increases enough
in relation to the guaranteed
amounts, the money may be moved
back into the separate accounts
(pro-rata based on the policyholder's
current separate account values).
●The allocation of assets between the
accounts is at our sole discretion but
will initially use modern financial
theory to determine the correct
allocation.
●The policyholder may not allocate
premium payments to, nor transfer
policy value into or out of, the PAM
investment options.
Current PAM Subaccount: TA Aegon
U.S. Government Securities

Withdrawal Benefits - See Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders Appendix for examples showing the effect of withdrawals on the WB.
The GMWB guarantees a withdrawal
amount regardless of the Policy Value.
The policyholder has 2 withdrawal
guarantees available. Once the rider is
issued, values for both withdrawal
guarantees will be calculated
indefinitely as follows:
a)7% Principal Back: The
policyholder can withdraw up to
7% of the 7% Principal Back TWB
per year until at least the time at
which the 7% Principal Back
MRWA has reached zero.
b)5% For Life: The policyholder can
withdraw up to 5% of the 5% For
Life TWB each year starting with
the Rider Anniversary following the
annuitant's 59th birthday until at
least the later of the death of the
annuitant or the time when the 5%
For Life MRWA* has reached zero.
* The MRWA represents the total
minimum dollar amount of guaranteed
withdrawals the policyholder has
remaining provided they take no more
than the MAWA each year.
●The policyholder does not have to
take the entire MAWA in any year.
●If they do not take the full amount
available, the remaining portion does
not carry over to the next calendar
year.

The percentage is determined by the
attained age of the Annuitant[2] at the
time of the first withdrawal.
●Starting the rider anniversary
following the Annuitant's259th
birthday, the withdrawal percentage
increases above 0% which creates a
RWA available under the rider for
withdrawal.
●On each rider anniversary, the RWA
will be reset equal to the greater of:
 1)The WB multiplied by the
Withdrawal Percentage based on
the attained age of the
Annuitant[2] at the time of their
first withdrawal if applicable, and
 2)The RMD amount for this Policy
for the current calendar year.
●The policyholder does not have to
take the entire RWA in any year.
●If they do not take the full amount
available, the remaining portion does
not carry over to the next rider year.
Please see the Prior Withdrawal and
Growth Percentages Appendix in the
Statement of Additional Information
for Your applicable Withdrawal
Percentage.

The percentage is determined by the
attained age of the Annuitant[2] at the
time of the first withdrawal.
Single Life Riders
Age 1st WDSingle Life WD%
 0 - 580.00%
 59-643.50%
 65-804.75%
 81 + 5.25%
Joint Life Riders
Age 1st WDJoint Life WD%
 0 - 580.00%
 59-643.00%
 65-804.25%
 81 + 4.75%
●Starting the rider anniversary
following the Annuitant's259th
birthday, the withdrawal percentage
increases above 0% which creates a
RWA available under the rider for
withdrawal.
●On each rider anniversary, the RWA
will be reset equal to the greater of:
 1)The WB multiplied by the
Withdrawal Percentage based on
the attained age of the
Annuitant[2] at the time of their
first withdrawal if applicable, and
 2)The RMD amount for this Policy
for the current calendar year.
●The policyholder does not have to
take the entire RWA in any year.
●If they do not take the full amount
available, the remaining portion does
not carry over to the next rider year.
For riders issued prior to the date of
this prospectus, please reference the
“Appendix – Prior
Withdrawal/Growth Percentages and
Rider Fees” in the Statement of
Additional Information.

Rider Name	Living Benefit Rider (2005)[3]	Retirement Income Max®[3]	Retirement Income Choice®1.6[3]
Rider Form Number[1]	RGMB 4 0504	RGMB 41 0111 (NY)	RGMB 37 0809
Automatic Step-Up Benefit	N/A
On each rider anniversary, the WB will
be set to the greatest of:
1)The current WB:
2)The Policy Value on the rider
anniversary;
3)The highest Policy Value on a rider
monthiversarySM*; or
4)The current WB immediately prior
to anniversary processing increased
by the growth rate percentage**
* Item 3) is set to zero if there have
been any excess withdrawals in the
current rider year.
** Item 4) is set to zero after the first 10
years or if there have been any
withdrawals in the current rider year.
A step-up will occur if the largest value
is either 2) or 3) above. A step-up will
allow us to change the rider fee
percentage after the 1st rider
anniversary.
●If the largest value is 1) or 4) above,
this is not considered a step-up.
●Owner will have a 30 day window
after the rider anniversary to reject
an automatic step-up if we increase
the rider fee.—Must be in writing.
●If an Owner rejects an automatic
step-up, they retain the right to all
future automatic step-ups.
NOTE: The withdrawal percentage will
also increase if You have crossed into
another age band prior to an automatic
step-up after the election date.

On each rider anniversary, the WB will
be set to the greatest of:
1)The current WB:
2)The Policy Value on the rider
anniversary;
3)The highest Policy Value on a rider
monthiversarySM*; or
4)The current WB immediately prior
to anniversary processing increased
by the growth rate percentage**
* Item 3) is set to zero if there have
been any excess withdrawals in the
current rider year.
** Item 4) is set to zero after the first 10
years or if there have been any
withdrawals in the current rider year.
A step-up will occur if the largest value
is either 2) or 3) above. A step-up will
allow us to change the rider fee
percentage after the 5th rider
anniversary.
●If the largest value is 1) or 4) above,
this is not considered a step-up.
●Owner will have a 30 day window
after the rider anniversary to reject
an automatic step-up if we increase
the rider fee.—Must be in writing.
●If an Owner rejects an automatic
step-up, they retain the right to all
future automatic step-ups.
NOTE: The withdrawal percentage will
also increase if You have crossed into
another age band prior to an automatic
step-up after the election date.

Exercising Rider
“For Life” GMWB:
The policyholder is guaranteed to be
able to withdraw up to the “For Life”
MAWA until the later of 1) the
annuitant's death or 2) the “For Life”
MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be
able to withdraw up to the “Principal
Back” MAWA until the “Principal
Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting
period (currently 10 years), should the
policy value be less than the GFV, the
GMAB feature will add the difference
to the policy value on a pro-rata basis
based on their current account value.
a)The addition to the policy will not
be considered premium and should
not affect any other policy
calculations, including the GMDB
calculations.
b)At the end of the waiting period, the
GMAB will not provide any more
benefits, unless the policyholder
chooses to upgrade the rider.

Exercising Base Benefit: The
policyholder is guaranteed to be able to
withdraw up to the RWA each rider
year if the Policy Value does not reach
zero as a result of an excess withdrawal.
The rider benefits cease when the
Annuitant[2] has died.

Exercising Base Benefit: The
policyholder is guaranteed to be able to
withdraw up to the RWA each rider
year if the Policy Value does not reach
zero as a result of an excess withdrawal.
The rider benefits cease when the
Annuitant[2] has died.
Exercising Death Option: This
optional feature may be elected with
this rider. Upon the death of an
Annuitant[2], this rider will pay an
additional death benefit amount equal
to the excess, if any, of the RDB over
the greater of the base Policy death
benefit or any GMDB.

Income Benefit or Other Benefit Payout Considerations
The GFV is the policy value we are
guaranteeing on the GFV date. After
the Rider Issue Date, the GFV is equal
to the GFV on the Rider Issue Date,
plus a percentage of premiums (not
including premium enhancements)

Growth: Benefit is not elected
separately but is built into the rider.
The WB will grow annually. This will
only be credited on the rider
anniversary for up to 10 rider years.
This is not added on top of a step-up if

Growth: Benefit is not elected
separately but is built into the rider.
The WB will grow annually. This will
only be credited on the rider
anniversary for up to 10 rider years.
This is not added on top of a step-up if

Rider Name	Living Benefit Rider (2005)[3]	Retirement Income Max®[3]	Retirement Income Choice®1.6[3]
Rider Form Number[1]	RGMB 4 0504	RGMB 41 0111 (NY)	RGMB 37 0809

received after the Rider Date as shown
in the table below, less an adjustment
for withdrawals.
Year Rec'd% Added to GFV
 1100%
 290%
 380%
 470%
 560%
 6-1050%
 10+0%
At the end of the GMAB waiting
period (currently 10 years), should the
policy value be less than the GFV, we
will add the difference to the policy
value on a pro-rata basis based on their
current policy value.

applicable. If a withdrawal has occurred
in the current rider year growth will
not be applied.
Please reference the “Appendix – Prior
Withdrawal/Growth Percentages and
Rider Fees” in the Statement of
Additional Information for Your
applicable Growth Percentage.
NOTE: There is not an adjustment or
credit for partial years of interest.
Growth is not accumulated daily. Only
calculated at the end of the year if no
withdrawals were taken.
For riders issued prior to the date of
this prospectus, please reference the
“Appendix – Prior
Withdrawal/Growth Percentages and
Rider Fees” in the Statement of
Additional Information.

applicable. If a withdrawal has occurred
in the current rider year growth will
not be applied.
NOTE: There is not an adjustment or
credit for partial years of interest.
Growth is not accumulated daily. Only
calculated at the end of the year if no
withdrawals were taken.
For riders issued prior to the date of
this prospectus, please reference the
“Appendix – Prior
Withdrawal/Growth Percentages and
Rider Fees” in the Statement of
Additional Information.

Rider Upgrade
●May upgrade any time after the 3rd
Anniversary by terminating the rider
and adding the new rider in place at
that time, as long as the covered lives
meet the age requirements in effect
at that time.
●Must be prior to the Annuitant's
86th birthday
●An upgrade will reset the MRWA,
TWB, MAWA and the GFV values.
●Rider Fee will be the fee that applies
to the new rider at the time of
upgrade.
N/A
●Upgrades allowed within a 30-day
window following each successive 5th
rider anniversary.
●Rider availability and fees may vary
at time of upgrade
●Upgrades are subject to issue age
restrictions of the rider at the time of
upgrade. Currently the maximum
upgrade age is 85 years old.
●An upgrade will reset the WB and
RDB.
●Rider Fee Percentage will be the fee
percentage that applies to the new
rider at the time of upgrade.
●Growth percentage will be the
percentage available at the time of
upgrade.

Rider Termination
●The rider will be terminated upon
Policy surrender, Annuitization or
upgrade.
●The policyholder must wait 3 years
from the Rider Start Date to
terminate.
●After the three-year waiting period,
the policyholder may terminate the
rider at any time.
●The rider will be terminated the date
we receive Written Notice from You
requesting termination.

●The rider will be terminated upon
Policy surrender, Annuitization,
Annuitant[2] death or upgrade.
●The date the Policy to which this
rider is attached is assigned or if the
Owner is changed without our
approval.
●Termination allowed within 30 day
window following each successive 5th
rider anniversary.
●The rider will be terminated the date
an excess withdrawal reduces Your
Policy Value to zero, or we receive
Written Notice from You requesting
termination.

●The rider will be terminated upon
Policy surrender, Annuitization,
Annuitant[2] death or upgrade.
●The date the Policy to which this
rider is attached is assigned or if the
Owner is changed without our
approval.
●Termination allowed within 30 day
window following each successive 5th
rider anniversary.
●The rider will be terminated the date
an excess withdrawal reduces Your
Policy Value to zero, or we receive
Written Notice from You requesting
termination.

(1)
Rider form number may be found on the bottom left corner of your rider pages.
(2)
If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the Annuitant's spouse if younger.
(3)
This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from Your Policy by using the systematic payout option. Under this option, You can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that Policy Year); and (2) is any gains in the Policy. For amounts greater than 10% of Your premium payments, you must receive prior Company approval. The amount of Your payment is established when You select the option. The amount available is recalculated on each Policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to Your checking or savings account.
Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Access Rider
You may elect to purchase the optional “Access Rider” which eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time You purchase Your Policy.
Please note that the Access Rider does not modify other provisions including the systematic payout option.
Rider Fee. A rider fee equal to an effective annual rate of 0.20% of the daily net asset value in the Separate Account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if You select this rider.
Termination. The rider is irrevocable.
Please note: The rider fee is deducted in all years during the accumulation phase, even if You have not made any premium payments in the immediately preceding five years.
The Access Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Electronic Transactions
Currently, certain transactions may be made using electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the electronic devices may not always be available. Any electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We reserve the right to revoke your electronic transaction privileges at any time without revoking all owners' privileges. We may deny electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, You may instruct us to automatically make transfers into one or more Subaccounts in accordance with Your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more Accumulation Units when prices are low and fewer Accumulation Units when prices are high, it does not guarantee profits or assure that You will not experience a loss.
Dollar Cost Averaging programs that may be available under Your Policy:
●
Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the Fixed Account, money market or other specified Subaccount.
●
Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another Investment Option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
●
we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
●
any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market Investment Option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
●
any amount in a variable source will be invested in that variable source and will remain in that variable Investment Option; and
●
new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider Your ability to continue a Dollar Cost Averaging program during all economic conditions. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a Guaranteed Lifetime Withdrawal Benefit (subject to any Investment Restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See Your Policy for availability of the Fixed Account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the Fixed Account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a Guaranteed Lifetime Withdrawal Benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) Investment Options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Loans
No Loans are available on this Policy.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity Policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified Policy, the Policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the Policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of Policy-qualified or nonqualified.
If You purchase the Policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your Policy is referred to as a qualified Policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified Policy. There are limits on the amount of contributions You can make to a qualified Policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a Policy's provisions, the plan's provisions will control.
If You purchase the Policy other than as part of any arrangement described in the preceding paragraph, the Policy is referred to as a nonqualified Policy.
You will generally not be taxed on increases in the value of Your Policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the Policy. You may also be subject to current taxation if You make a gift of a nonqualified Policy without valuable consideration. All amounts received from the Policy that are includible in income are taxed at ordinary income rates; no amounts received from the Policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the Policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the Policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or Policy.
We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the Policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any deductions for dividends received by the Separate Account or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable Policy which is based on a segregated asset account to qualify as an annuity Policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund Portfolio Company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund Portfolio Companies. The Owners bear the risk that the entire contract could be disqualified as an annuity Policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified”.
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable Policy is to be treated as the Owner of the assets held by the insurance company under the Policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable Policy would not possess sufficient control over the assets underlying the Policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a Policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a Policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of Policy proceeds upon the death of any Owner. In order to be treated as an annuity Policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the Policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2022-6. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations 1.401(a)(9)-9(b). However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the Policy, then the Policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the Policy qualifies as an annuity Policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a Policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified Policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified Policy held by a taxpayer other than a natural person generally will not be treated as an annuity Policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the Policy that is not a natural person should discuss these rules with a competent financial professional. A Policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your Policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the Policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the Policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your Policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your Policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your Policy maintains its status as an annuity Policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a Policy might no longer be treated as an annuity contract if the Policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
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Fixed payments-by dividing the “investment in the Policy” on the annuity starting date by the total expected return under the Policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
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Variable payments-by dividing the “investment in the Policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the Policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the Policy” is generally equal to the premiums You pay for the Policy, reduced by any amounts You have previously received from the Policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the Policy's entire “investment in the Policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the Policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.

Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your Policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the Policy”. The “investment in the Policy” is generally equal to the premiums You pay for the Policy, reduced by any amounts You have previously received from the Policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified Policy without valuable consideration. All taxable amounts received under a Policy are subject to tax at ordinary rather than capital gain tax rates.
If Your Policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a Policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the Policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your Policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long-term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your Policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified Policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the Policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the Policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the Policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the Policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the Policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified Policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this Policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this Policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this Policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this Policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a Policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a Policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the Policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the Policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $13.61 million for 2024 and will be indexed for inflation (using the C-CPI-U), for each taxable year through January 1, 2026. The maximum rate is 40%.

The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent professional to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Policy in detail, a purchaser should keep in mind that the value of an annuity Policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity Policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning professional for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified Policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our Policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Distribution Requirements. Under Section 401(a) and/or Section 401(k) Contracts, the underlying tax-qualified plan may require payment of the death benefit in the form of a “qualified pre-retirement survivor annuity” or other payment method.
The information below generally applies to Owners who die after 2019. Post-death required distribution requirements are complex and frequently unclear. Please consult with Your financial professional for information relating to required post-death distributions for an Owner who died prior to 2020 or for information specific to Your own unique situation.
Upon a Owner’s death, if the Owner does not have a Beneficiary who is an individual, the Owner’s entire interest in the contract must generally be (1) distributed by the end of the calendar year ending five years after the date of death if the Owner died before the Owner was required to receive distributions under the contract or (2) at least as rapidly as the method being used as of the date of the Owner’s death if the Owner died after the Owner was required to begin receiving distributions under the contract. An exception may apply if the Beneficiary is a trust, and all of the trust Beneficiaries are individuals. If the Owner has a Beneficiary, who is an individual, but is not an eligible designated Beneficiary, the Owner’s entire interest in the contract must generally be distributed by the end of the calendar year ending ten years after the date of death.
If the Owner has a Beneficiary who is an eligible designated Beneficiary, the eligible designated Beneficiary may choose to receive the Owner’s interest under the contract either:
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by the end of the calendar year ending ten years after the date of death
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as an annuity over the life of the eligible designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within by the end of the calendar year following the calendar year of the Owner’s death.
An eligible designated Beneficiary is a Beneficiary who, meets any of the following criteria as of the date of the Owner’s death:
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is the Owner’s spouse
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the Owner’s child who has not reached the age of majority, but any remaining interest must be distributed within 10 years of when the child reaches the age of majority
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is disabled within the meaning of IRC section 72(m)(7)
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is chronically ill individual within the meaning of section 7702B(c)(2)
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is not more than 10 years younger than the Owner.

If the Beneficiary is the Owner’s spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Owner would have attained age 73 if the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Owner. If a spouse is the surviving Beneficiary, the spouse may elect to maintain an investment in the contract to the extent permitted by the Owner’s retirement arrangement.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a Policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the Policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the Annuitant attained age 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this Policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the Policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this Policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the Policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The Policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the Policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) Policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the Policy, and transactions under the Policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified Policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the Policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the Policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the Policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the Policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the Policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the annuitant attained age 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the annuitant attained age 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the Policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the Policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the Policy.
The Code generally requires that interest in a qualified Policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a Policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your Policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this Policy as a qualified Policy.
Withholding
The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity Policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the Policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA” ), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the Policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the Policy.
We have the right to modify the Policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.
OTHER INFORMATION
Right to Cancel Period
You may return Your Policy for a refund, but only if You return it within a prescribed period, which is generally 20 days after You receive the Policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the Separate Account. You bear the risk of any decline in Policy Value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, Written Notice of cancellation and the returned Policy. The Policy will then be deemed void.
Sending Forms and Transaction Requests in Good Order
We cannot process Your requests for transactions relating to the Policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: Your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the dated signatures of all Owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the Policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Anti-Money Laundering (AML) and Sanctions
The Company and the Separate Account are subject to laws and regulations designed to combat money laundering and terrorist financing. The Company, on its own behalf and on behalf of the Separate Account, has implemented and operates an anti-money laundering (“AML”) program. The Company shall not be held liable for any losses that an Owner, Annuitant, or beneficiary may incur as a result of actions taken to prevent suspected violations of AML laws, rules, and regulations.
The Company and the Separate Account are subject to the provisions of various sanctions programs administered and enforced by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”). These programs prohibit financial institutions from doing business with certain identified enemies of the United States as set forth in various lists maintained by OFAC. Depending on the program under which a transaction falls, financial institutions must either (i) reject and report the transaction, or (ii) block the transaction, place the funds or assets in a separate blocked transaction account, and report the matter to OFAC. In order to comply with OFAC requirements, the Company reviews applicants, Owners, and Annuitants against the OFAC list and stops processing and rejects any transaction from an individual or entity who is listed on the OFAC list. The Company only accepts premium payments that are not subject to sanctions and in United States currency.
If an Owner or Annuitant is subject to sanctions, the Company is required to block access to an Owner’s Policy and thereby refuse to pay any request for partial withdrawals, surrenders, or other distributions until permitted by OFAC. Further, if additional premium payments are received, we are required under applicable U.S. laws and regulations to place such funds in the blocked account as well. In addition, the Company may be required to block a beneficiary’s request for payment of death benefit proceeds. Blocking access may include transferring Cash Value and death benefit proceeds to the Fixed Account or money market subaccount until permitted by OFAC. The Company shall not be held liable for any losses that an Owner, Annuitant, or beneficiary may incur as a result of sanctions.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to Separate Accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to Owners and participants arising from either mixed or shared funding, it is possible that the interests of Owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the Separate Accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity Separate Accounts. In such an event, we would bear the attendant expenses, but Owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section for how shares held by the Company would be voted.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that You keep Your contact and other information on file with us up to date, including the names, contact information and identifying information for Owners, insureds, Annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the Separate Account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Policy.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make Premium Payments to fund Your Policy pursuant to its terms, and exercise all other rights and options under Your Policy - such as reallocating Your Policy value among investment choices, making surrenders and full Surrenders, and making changes of ownership of Your Policy.

Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 5% of Premium Payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sold You the Policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask Your sales representative for further information about the compensation Your sales representative, and the selling firm that employs Your sales representative, may continue to receive in connection with Your Policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this Policy to You.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates may provide paid-in capital to TCI. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
During 2023, in general, payments calculated as a percentage of sales ranged from 10 basis point (0.1%) to 50 basis points (0.50%), payments calculated as a percentage of assets under management ranged from 2 basis points (0.02%) to 15 basis points (0.15%), and flat annual fees ranged from $5,000.00 to $500,000.00 (calculated after revenue sharing offsets for sales), which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of December 31, 2023, TCI had revenue sharing agreements with more than 50 brokers and other financial intermediaries including, without limitation:
Ameriprise Financial Services, Inc.●  Advisor Group, Inc./Osaic Wealth, Inc. (FSC Securities, Royal Alliance, SagePoint, Questar, Woodbury Financials Services, Securities America, Triad, American Portfolios, and Infinex Investments, Inc.)●  Atria Wealth Solutions, Inc. (Cadaret Grant & Co., CUSO Financial, Next Financial, Sorrento and Western International Securities, Inc.) ●  Avantax Investment Services, Inc. ● Cabot Lodge Securities, LLC ● Cambridge Investment Research ●  Centaurus Financial, Inc. ● Cetera Financial Group, Inc. (Cetera Advisors, LLC, Cetera Advisor Networks, LLC, Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, First Allied, Summit Brokerage Services, Inc.) ● Charles Schwab ●  Citigroup Global Markets, Inc. ●  Citizens Securities Inc.●  Commonwealth Financial Network ● D.A. Davidson & Co., Inc. ●  Edward Jones ●  Equitable Advisors, LLC ●  Equity Services, Inc. ●  Financial Data Services, Inc. ●  GWFS Equities Inc. ●  Geneos Wealth Management ●  Great West Financial ● Hantz Financial Services, Inc. ●  Independent Financial Group, LLC ● Janney Montgomery Scott ●  J.P. Morgan Securities LLC ●  Kestra Investment Services ●  LPL Financial Corp. ●  Logan Group Securities ● Merrill Lynch ●  Morgan Stanley Smith Barney ●  MML Investors Services ● Mutual of Omaha Investor Services Inc. ● National Financial Services, Inc. ● OneAmerica Securities Inc. ● Oppenheimer & Co. ●  Park Avenue Securities ●  Pershing LLC ●  Principal Connectivity ●  PNC Investments ●  Pursche Kaplan Sterling ●  Securian Financial Services Inc. ●  Raymond James and Associates, Inc. ● Raymond James Financial Services, Inc. ● RBC Wealth Management ● Stifel Nicolaus & Company Inc ●  UBS Financial Services Inc.● United Planners Financial Services of America ● US Bancorp Investments, Inc. ● Voya Financial Advisors, Inc. ● Wells Fargo Advisors, LLC and ● World Equity Group Inc.

For the calendar year ended December 31, 2023 TCI paid approximately $33.4 million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2024, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to Owners or the Separate Account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

APPENDIX
PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY
The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus.  Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89353J682?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/23)
					1 year	5 years	10 years
To maximize total return consistent with the Adviser's determination of reasonable risk.	AB Balanced Hedged Allocation Portfolio - Class B Advised by: AllianceBernstein L.P.	0.99%	0.20%	1.19%	12.66%	5.92%	5.04%
Long-term growth of capital.	AB Relative Value Portfolio - Class B( Advised by: AllianceBernstein L.P.	0.87%	-	0.87%	11.72%	11.57%	9.05%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds - Asset Allocation FundSM - Class 2 Advised by: Capital Research and Management CompanySM	0.55%	0.30%	0.85%	14.27%	9.20%	7.25%
To provide growth of capital.	American Funds - Growth FundSM - Class 2 Advised by: Capital Research and Management CompanySM	0.59%	0.30%	0.89%	38.49%	18.68%	14.36%
To achieve long-term growth of capital and income.	American Funds - Growth-Income FundSM - Class 2 Advised by: Capital Research and Management CompanySM	0.53%	0.30%	0.83%	26.14%	13.36%	10.91%
To achieve long-term growth of capital.	American Funds - International FundSM - Class 2 Advised by: Capital Research and Management CompanySM	0.78%	0.30%	1.08%	15.84%	4.83%	3.41%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds - The Bond Fund of AmericaSM - Class 2 Advised by: Capital Research and Management CompanySM	0.63%	0.30%	0.93%	5.02%	1.89%	2.08%
Seeks income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.69%	-	0.69%	21.29%	12.16%	8.81%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.81%	-	0.81%	33.12%	16.36%	11.33%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/23)
					1 year	5 years	10 years
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.82%	-	0.82%	14.80%	12.17%	7.85%
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.85%	-	0.85%	20.61%	16.63%	9.10%
The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund - Class 3 Advised by: SSGA Funds Management, Inc.	0.90%	0.20%	1.10%	15.21%	5.90%	4.66%
Seeks long-term capital appreciation and current income.	Transamerica 60/40 Allocation VP - Service Class Advised by: Transamerica Asset Management, Inc.	0.90%	-	0.90%	15.95%	8.88%	N/A
Seeks maximum total return consistent with preservation of capital and prudent investment management.	Transamerica Aegon Bond VP – Service Class Sub-Advised by: Pacific Investment Management Company LLC	0.78%	-	0.78%	6.18%	0.73%	1.44%
Seeks total return, consisting of current income and capital appreciation.	Transamerica Aegon Core Bond VP - Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.75%	-	0.75%	5.78%	1.06%	1.60%
Seeks a high level of current income by investing in high-yield debt securities.	Transamerica Aegon High Yield Bond VP - Service Class Sub-Advised by: Aegon USA Investment Management, LLC	0.90%	-	0.90%	10.87%	4.47%	4.00%
Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Service Class Sub-Advised by: Aegon Asset Management UK plc (“AAM”)	0.98%	-	0.98%	6.00%	5.44%	5.13%
Seeks to provide as high a level of total return as is consistent with prudent investment strategies.	Transamerica Aegon U.S. Government Securities VP - Service Class Sub-Advised by: Aegon USA Investment Management, LLC	083%	-	083%	3.69%	0.25%	0.79%
Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	Transamerica American Funds Managed Risk VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	1.10%	-	1.10%	10.39%	6.32%	N/A
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica BlackRock Government Money Market VP - Service Class(2) Sub-Advised by: BlackRock Investment Management, LLC	0.54%	-	0.54%	4.66%	1.58%	0.87%
Seeks current income and preservation of capital.	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.92%	-	0.92%	9.96%	3.16%	2.79%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/23)
					1 year	5 years	10 years
Seeks capital appreciation and current income.	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.88%	-	0.88%	13.37%	3.15%	2.73%
Seeks capital appreciation with current income as secondary objective.	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.91%	-	0.91%	17.62%	2.43%	2.30%
Seeks capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.89%	-	0.89%	12.66%	3.61%	3.01%
Seeks capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.89%	-	0.89%	17.28%	4.96%	3.63%
Seeks long term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 40 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.71%	-	0.71%	9.07%	4.46%	3.37%
Seeks long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 50 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.69%	-	0.69%	9.79%	5.19%	N/A
Seeks long-term capital appreciation and capital preservation as a secondary objective.	Transamerica BlackRock iShares Edge 75 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.73%	-	0.73%	12.09%	7.36%	N/A
Seeks long-term capital appreciation.	Transamerica BlackRock iShares Edge 100 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.81%	-	0.81%	14.47%	9.34%	N/A
Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Balanced VP - Service Class(3) Sub-Advised by: Pacific Investment Management Company LLC	0.89%	-	0.89%	10.66%	4.27%	3.59%
Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Conservative VP - Service Class(4) Sub-Advised by: Pacific Investment Management Company LLC	0.92%	-	0.92%	7.24%	3.61%	3.40%
Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Growth VP - Service Class(5) Sub-Advised by: Pacific Investment Management Company LLC	0.93%	-	0.93%	13.94%	6.23%	4.44%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/23)
					1 year	5 years	10 years
Seeks to maximize total return.	Transamerica BlackRock Real Estate Securities VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	1.15%	-	1.15%	13.15%	4.85%	3.59%
Seeks capital appreciation with current income as a secondary objective.	Transamerica BlackRock Tactical Allocation VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	1.02%	-	1.02%	14.88%	6.54%	4.90%
Seeks to balance capital appreciation and income.	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	0.64%	-	0.64%	13.20%	5.04%	3.97%
Seeks current income and preservation of capital.	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	0.66%	-	0.66%	10.59%	3.35%	3.22%
Seeks capital appreciation as a primary objective and income as a secondary objective.	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	0.67%	-	0.67%	17.68%	7.38%	5.13%
Seeks long-term capital appreciation.	Transamerica Great Lakes Advisors Large Cap Value VP - Service Class(6) Sub-Advised by: Great Lakes Advisors LLC	0.97%	-	0.97%	12.78%	9.66%	N/A
Seeks long-term capital appreciation.	Transamerica International Focus VP - Service Class Sub-Advised by: Epoch Investment Partners, Inc.	1.10%	-	1.10%	12.27%	8.75%	4.09%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Transamerica Janus Balanced VP - Service Class Sub-Advised by: Janus Henderson Investors US LLC	0.99%	-	0.99%	15.01%	9.00%	7.27%
Seeks long-term capital appreciation.	Transamerica Janus Mid-Cap Growth VP - Service Class Sub-Advised by: Janus Henderson Investors US LLC	1.11%	-	1.11%	16.80%	12.97%	7.98%
Seeks current income and preservation of capital.	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.99%	-	0.99%	6.83%	3.76%	3.04%
Seeks current income and preservation of capital.	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.11%	-	1.11%	20.00%	11.61%	7.40%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/23)
					1 year	5 years	10 years
Seeks capital appreciation and current income.	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.02%	-	1.02%	8.86%	5.31%	4.13%
Seeks capital appreciation with current income as a secondary objective.	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.08%	-	1.08%	11.93%	7.59%	5.41%
Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.	Transamerica JPMorgan Enhanced Index VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.87%	-	0.87%	27.39%	16.10%	11.67%
Seeks capital appreciation with current income as a secondary objective.	Transamerica JPMorgan International Moderate Growth VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.14%	-	1.14%	8.70%	5.68%	3.33%
Seeks current income and preservation of capital.	Transamerica JPMorgan Tactical Allocation VP - Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.02%	-	1.02%	8.57%	3.90%	3.44%
Seeks high total return through the combination of income and capital appreciation.	Transamerica Madison Diversified Income VP - Service Class Sub-Advised by: Madison Asset Management. LLC	1.08%	-	1.08%	3.97%	4.51%	4.38%
Seeks capital appreciation.	Transamerica Market Participation Strategy VP - Service Class Sub-Advised by: PGIM Quantitative Solutions LLC	0.98%	-	0.98%	11.55%	9.06%	6.12%
Seeks high total return..	Transamerica Morgan Stanley Global Allocation VP - Service Class Sub-Advised by: Morgan Stanley Investment Management Inc.	1.28%	-	1.28%	13.69%	7.12%	4.51%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	1.45%	-	1.45%	9.00%	3.64%	N/A
Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.	Transamerica MSCI EAFE Index VP - Service Class Sub-Advised by: SSGA Funds Management, Inc.	0.61%	0.15%	0.76%	17.46%	7.80%	N/A
Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC	0.89%	-	0.89%	18.44%	10.16%	7.75%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/23)
					1 year	5 years	10 years
Seeks maximum real return, consistent with appreciation of capital.	Transamerica PineBridge Inflation Opportunities VP - Service Class Sub-Advised by: PineBridge Investments LLC	0.78%	-	0.78%	5.44%	2.87%	2.00%
Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Service Class Sub-Advised by: SSGA Funds Management, Inc.	0.39%	0.15%	0.54%	25.73%	15.20%	N/A
Seeks to maximize total return.	Transamerica Small/Mid Cap Value VP – Service Class Sub-Advised by: Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC	1.07%	-	1.07%	12.15%	11.19%	7.88%
Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.	Transamerica T. Rowe Price Small Cap VP – Service Class Sub-Advised by: T. Rowe Price Associates, Inc.	1.09%	-	1.09%	20.88%	11.15%	8.74%
Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica TS&W International Equity VP – Service Class Sub-Advised by: Thompson, Siegel & Walmsley LLC	1.11%	-	1.11%	15.26%	7.39%	3.59%
Seeks growth from capital appreciation.	Transamerica TS&W Mid Cap Value Opportunities VP–Service Class(7) Sub-Advised by: J.P. Morgan Investment Management Inc.	1.02%	-	1.02%	10.57%	10.68%	7.74%
Seeks to maximize long-term growth.	Transamerica WMC US Growth VP – Service Class(8) Sub-Advised by: Wellington Management Company, LLP	0.91%	-	0.91%	41.72%	17.45%	13.31%
(1)
Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)
There can be no assurance that any money market portfolio offered under this Policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of Policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
(3)
Effective on or about May 1, 2024 Transamerica PIMCO Tactical - Balanced VP was renamed Transamerica BlackRock iShares Tactical - Balanced VP and the sub-advisor was changed to BlackRock Investment Management, LLC.
(4)
Effective on or about May 1, 2024 Transamerica PIMCO Tactical - Conservative VP was renamed Transamerica BlackRock iShares Tactical - Conservative VP and the sub-advisor was changed to BlackRock Investment Management, LLC.
(5)
Effective on or about May 1, 2024 Transamerica PIMCO Tactical - Growth VP was renamed Transamerica BlackRock iShares Tactical - Balanced VP and the sub-advisor was changed to BlackRock Investment Management, LLC.
(6)
Effective on or about May 1, 2024 Transamerica JPMorgan Mid Cap Value VP was renamed Transamerica TS& W Mid Cap Value Opportunities VP and the sub-advisor was changed to Thompson, Siegel & Walmsley LLC.
(7)
Effective on or about May 1, 2023 Transamerica Morgan Stanley Capital Growth VP was substituted with Transamerica WMC US Growth VP. The sub-advisor of the acquiring fund is Wellington Management Company, LLP.
NOTE: All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisors unless otherwise indicated.

CLOSED INVESTMENT OPTIONS:
The following Portfolio Companies are only available to Owners that held an investment in these Subaccounts on December 9, 2011. However, if any such Owner surrenders all of his or her money from these Subaccounts after December 9, 2011, that Owner may not reinvest in those Subaccounts.
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
Long-term growth of capital.	AB Large Cap Growth Portfolio – Class B Advised by: AllianceBernstein L.P.	0.92%	34.78%	17.56%	14.60%
Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity VIP Equity-Income Portfolio – Service Class 2 Advised by: Fidelity Management & Research Company	0.72%	10.38%	12.01%	8.31%
Seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio – Service Class 2 Advised by: Fidelity Management & Research Company	0.83%	35.89%	19.34%	14.51%
Capital appreciation. Secondary goal is income.	Franklin Mutual Shares VIP Fund - Class 2 Advised by: Franklin Mutual Advisers, LLC	0.93%	13.46%	7.82%	5.43%
Seek capital growth.	Invesco V.I. American Franchise Fund – Series II Shares Advised by: Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio – Service Shares Advised by: Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio – Service Shares Advised by: Janus Henderson Investors US LLC	0.86%	26.47%	13.05%	8.74%
Seeks total return.	MFS® Total Return Series – Service Class Advised by: MFS® Investment Management	0.95%	10.22%	8.27%	6.27%
Effective open of business on September 17, 2012, the following Subaccounts are closed to new investments.
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser	Current Expenses	Platform Charges	Current Expenses with Platform Charges	Average Annual Total Returns (as of 12/31/23)
					1 year	5 years	10 years
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 Advised by: Franklin Advisers, Inc.	0.72%	-	0.72%	8.62%	6.98%	5.01%
Long-term growth of capital.	Templeton Foreign VIP Fund - Class 2 Advised by: Templeton Investment Counsel LLC	1.09%	-	1.09%	20.76%	5.27%	1.58%
Long term capital growth.	Fidelity VIP Equity-Income Portfolio – Service Class 2 Advised by: Fidelity Management & Research Company	0.72%	-	0.72%	10.38%	12.01%	8.31%
Seeks capital appreciation. Secondary goal is income.	Franklin Allocation VIP Fund - Class 4 Advised by: Franklin Templeton Services, LLC	0.93%	0.15%	1.08%	14.61%	7.57%	4.75%
Seeks capital appreciation.	MFS® New Discovery Series – Service Class Advised by: MFS® Investment Management	1.19%	-	1.19%	14.55%	10.81%	7.41%

Effective December 12, 2011, the Invesco V.I. Value Opportunities Fund (Series II) was closed to new investments. Effective on or about August 18, 2017, the Invesco V.I. Value Opportunities Fund (Series II) fund was replaced with Transamerica Barrow Hanley Dividend Focused VP (Initial Class)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Initial Class Advised by: Aegon Asset Management UK plc (“AAM”)	0.73%	6.28%	5.71%	5.39%

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
AB Balanced Hedged Allocation Portfolio - Class B						A	A	B
AB Relative Value Portfolio - Class B							A	A
American Funds - Asset Allocation FundSM - Class 2							A	B
American Funds - The Bond Fund of AmericaSM - Class 2	√	√	√	√	√	C	A	C
American Funds - Growth FundSM - Class 2							A	A
American Funds - Growth-Income FundSM - Class 2							A	A
American Funds - International FundSM - Class 2							A	A
Fidelity® VIP Balanced Portfolio - Service Class 2							A	B
Fidelity® VIP Contrafund® Portfolio - Service Class 2							A	A
Fidelity® VIP Mid Cap Portfolio - Service Class 2							A	A
Fidelity® VIP Value Strategies Portfolio - Service Class 2							A	A
State Street Total Return V.I.S. Fund - Class 3						A	A	B
TA Aegon Bond - Service Class	√	√	√	√	√	C	A	C
TA Aegon Core Bond - Service Class	√	√	√	√	√	C	A	C
TA Aegon High Yield Bond - Service Class							A	B
TA Aegon Sustainable Equity Income - Service Class							A	B
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	C	A	C
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√		√		B	A	B
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	C	A	C
TA BlackRock iShares Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	C	A	B
TA BlackRock iShares Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	√	B	A	B
TA BlackRock iShares Active Asset Allocation - Moderate Growth - Service Class(1)						A	A	B
TA BlackRock iShares Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	√	B	A	B
TA BlackRock iShares Dynamic Allocation - Moderate Growth - Service Class(1)						A	A	B
TA BlackRock iShares Edge 40- Service Class	√	√		√	√	C	A	B
TA BlackRock iShares Edge 50 - Service Class	√	√		√	√	B	A	B
TA BlackRock iShares Edge 75 - Service Class						A	A	B

Designated Investment Options — (Continued)
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
TA BlackRock iShares Edge 100 - Service Class							A	A
TA BlackRock iShares Tactical - Balanced - Service Class	√	√				B	A	B
TA BlackRock iShares Tactical - Conservative - Service Class	√	√	√	√		C	A	B
TA BlackRock iShares Tactical - Growth - Service Class						A	A	B
TA BlackRock Real Estate Securities - Service Class							A	A
TA BlackRock Tactical Allocation - Service Class(1)						B	A	B
TA International Focus - Service Class							A	A
TA Goldman Sachs Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√	B	A	B
TA Goldman Sachs Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√	C	A	B
TA Goldman Sachs Managed Risk - Growth ETF - Service Class(1)						A	A	B
TA Janus Balanced - Service Class						A	A	B
TA Janus Mid-Cap Growth - Service Class							A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	C	A	B
TA JPMorgan Asset Allocation - Growth - Service Class							A	A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√		√	√	B	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)						A	A	B
TA JPMorgan Enhanced Index - Service Class							A	A
TA JPMorgan International Moderate Growth - Service Class(1)						A	A	B
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√	√	C	A	B
TA Madison Diversified Income - Service Class	√	√	√	√	√	B	A	B
TA Market Participation Strategy - Service Class	√	√				B	A	B
TA Morgan Stanley Global Allocation - Service Class						A	A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	√	√		√		B	A	B
TA MSCI EAFE Index - Service Class							A	A
TA Multi-Managed Balanced - Service Class						A	A	B
TA PineBridge Inflation Opportunities - Service Class	√	√	√	√	√	C	A	C
TA S&P 500 Index - Service Class							A	A
TA Small Mid Cap Value - Service Class							A	A
TA T. Rowe Price Small Cap - Service Class							A	A

Designated Investment Options — (Continued)
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
TA TS&W International Equity - Service Class							A	A
TA TS&W Mid Cap Value Opportunities - Service Class							A	A
TA WMC US Growth - Service Class							A	A
Fixed Account	√	√	√	√	√	C	A	C
(1)
This Subaccount invests in an underlying fund portfolio that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See Investment Restrictions earlier in the prospectus for information on how volatility management strategies may impact Your Policy Value in certain optional riders.
Certain designated Investment Options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated Investment Option at any time. In some cases, a designated Investment Option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated Investment Option, please contact your financial intermediary or our Administrative Office.

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = Cash Value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New Policy Value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and Policy Value are reduced by the same amount because the Policy Value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole Owner and Annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.
End of Year	Net Rate of Return*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$94,850	$94,700	$100,000	$94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base Policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider which is no longer available to elect.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)
the gross partial withdrawal amount; and
2)
a pro rata amount, the result of (A / B) * C, where:
A
is the amount of gross partial withdrawal;
B
is the Policy Value immediately prior to the gross partial withdrawal; and
C
is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the Guaranteed Minimum Accumulation Benefit.
Example 1:
Assumptions:
Policy Value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD” ) = $10,000
Step One. What is the pro rata value of the amount withdrawn?
1.
Formula is (WD / PV) * GFV = pro rata amount
2.
($10,000 / $90,000) * $100,000 = $11,111.11
Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three. After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One. What is the pro rata value of the amount withdrawn?
1.
Formula is (WD / PV) * GFV = pro rata amount
2.
($10,000 / $120,000) * $100,000 = $8,333.33
Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three. After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)
the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)
a pro rata amount, the result of (A / B) * C, where:
A
is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B
is the Policy Value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C
is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)
the excess gross partial withdrawal amount; and
2)
a pro rata amount, the result of (A / B) * C, where:
A
is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B
is the Policy Value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C
is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the Guaranteed Lifetime Withdrawal Benefit.
When a withdrawal is taken, three parts of the Guaranteed Lifetime Withdrawal Benefit can be affected:
1.
Minimum remaining withdrawal amount (“MRWA”)
2.
Total withdrawal base (“TWB”)
3.
Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.
Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.
$100,000 - $7,000 = $93,000.
Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.
Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.
($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.
Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.
$100,000 - $8,120.48 = $91,879.52
Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE. For the Guaranteed Lifetime Withdrawal Benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.
The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.
($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result. The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One. What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD” ) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.
Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.
$100,000 - $5,000 = $95,000.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.
Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.
($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.
Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.
$100,000 - $7,235.29 = $92,764.71
Result. The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE. For the Guaranteed Lifetime Withdrawal Benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.
The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.
($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One. What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
NOTE: The Living Benefits rider is no longer available to elect. For previously elected riders, to make the Living Benefits Rider available, we monitor your Policy Value and guarantees under the rider daily and periodically transfer amounts between your selected Investment Options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the Investment Options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of Your Policy Value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of Policy Value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of Policy Value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
◆
The POLICY VALUE includes the value in both the Investment Options and in the PAM Subaccount.
◆
The GUARANTEE RATIO is the Policy Value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
◆
The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
◆
The FEES is an approximation of average Policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
◆
The VOLATILITY represents the volatility of the returns of Policy Value for all in force policies and is based on the long-term expectation of the degree to which the Policy Values tend to fluctuate. This value may vary over time.
◆
The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
◆
The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a Policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
◆
The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
◆
The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
◆
The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the Policy Value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
◆
The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the Policy Value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the Policy Value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of Policy Value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the Policy Value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the Policy Value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other Investment Options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of Policy Value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the Policy Value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the Policy Value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other Investment Options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= ..329488
Using the value we just calculated for d1 we can now calculate the percent of Policy Value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the Policy Value in the PAM Subaccount into your Investment Options (leaving 27.3394% in the PAM Subaccount), all of the Policy Value in the PAM Subaccount will be transferred into your Investment Options. If the Guarantee Ratio equals or exceeds 100%. Because the Policy Value is greater than or equal to the value of the guarantee, and there is no current need for any Policy Value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed
Lifetime Withdrawal Benefit Riders
This appendix explains the material features of the Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders. These riders are no longer available to elect.
When a withdrawal is taken, three parts of the Guaranteed Lifetime Withdrawal Benefit can be affected:
1.
Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.
Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.
Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)
the excess gross withdrawal amount; and
2)
a pro rata amount, the result of (A / B) * C, where:
A
is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B
is the Policy Value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C
is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit. Gross withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)
the excess gross withdrawal amount; and
2)
a pro rata amount, the result of (A / B) * C, where:
A
is the excess gross withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B
is the Policy Value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C
is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a Guaranteed Lifetime Withdrawal Benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD” ) = None
Policy Value (“PV” ) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed
Lifetime Withdrawal Benefit Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the Guaranteed Lifetime Withdrawal Benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.
The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.
($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum You can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed
Lifetime Withdrawal Benefit Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two. What is the rider death benefit after the withdrawal has been taken?
1.
Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.
$100,000 - $8,144 = $91,856.
Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.
Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.
($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.
Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.
$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted withdrawals -Guaranteed
Lifetime Withdrawal Benefit Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement
Income Max® rider
The Retirement Income Max® rider can no longer be elected. The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$102,000	$100,000	$6,300
1	$105,060	$	$	$		$$105,060	$100,000	$6,300
1	$107,161	$	$	$		$$107,161	$100,000	$6,300
1	$110,376	$	$	$		$$110,376	$100,000	$6,300
1	$112,584	$	$	$		$$112,584	$100,000	$6,300
1	$115,961	$	$	$		$$115,961	$100,000	$6,300
1	$118,280	$	$	$		$$118,280	$100,000	$6,300
1	$121,829	$	$	$		$$121,829	$100,000	$6,300
1	$124,265	$	$	$		$$124,265	$100,000	$6,300
1	$120,537	$	$	$		$$124,265	$100,000	$6,300
1	$115,716	$	$	$		$$124,265	$100,000	$6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$112,129	$124,265	$7,829
2	$115,492	$	$	$		$$115,492	$124,265	$7,829
2	$117,802	$	$	$		$$117,802	$124,265	$7,829
2	$121,336	$	$	$		$$121,336	$124,265	$7,829
2	$124,976	$	$	$		$$124,976	$124,265	$7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979[2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$

Hypothetical Example of the Withdrawal Base Calculation -Retirement
Income Max® rider — (Continued)
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$181,101	$	$	$	$		$$181,101[1]	$11,409
(1)
Automatic Step Up Applied
(2)
Growth Applied
*
Growth Percentage = 5%

where to find additional information
The Statement of Additional Information (SAI) dated May 1, 2024 contains more information about the Policy and the Separate Account. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is posted on our website, http://dfinview.com/Transamerica/TAHD/89353J682?site=VAVUL. For a free paper copy of the SAI, to request other information about the Policies, and to make investor inquiries call us at (800)525-6205 or write us at:
Transamerica Financial Life Insurance Company
6400 C Street SW
Cedar Rapids, IA 52499
Reports and other information about the Separate Account are available on the SEC’s website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is #C000127980